UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSR

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-05576

Name of Fund:  BlackRock Global Allocation Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
      Officer, BlackRock Global Allocation Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/2006 - 10/31/2007

Item 1 - Report to Stockholders


EQUITIES   FIXED INCOME   REAL ESTATE   LIQUIDITY   ALTERNATIVES
BLACKROCK SOLUTIONS


BlackRock Global Allocation
Fund, Inc.


ANNUAL REPORT    OCTOBER 31, 2007


(BLACKROCK logo)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.


BlackRock Global Allocation Fund, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011


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Table of Contents


                                                               Page

A Letter to Shareholders                                          3
Annual Report:
Fund Summary                                                      4
About Fund Performance                                            7
Disclosure of Expenses                                            7
Financial Statements:
   Schedule of Investments                                        8
   Statement of Assets and Liabilities                           26
   Statement of Operations                                       27
   Statements of Changes in Net Assets                           28
Financial Highlights                                             29
Notes to Financial Statements                                    32
Report of Independent Registered Public Accounting Firm          38
Important Tax Information (unaudited)                            38
Officers and Directors                                           39
Proxy Results                                                    40
BlackRock Fund Information                                       41
Mutual Fund Family                                               43



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



A Letter to Shareholders


Dear Shareholder

The October reporting period was fairly tumultuous for financial markets, but culminated in positive performance for most major benchmarks:


Total Returns as of October 31, 2007                                                  6-month        12-month
U.S. equities (S&P 500 Index)                                                          +5.49%        +14.56%
Small cap U.S. equities (Russell 2000 Index)                                           +2.25%        + 9.27%
International equities (MSCI Europe, Australasia, Far East Index)                      +8.19%        +24.91%
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                               +2.68%        + 5.38%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         +1.30%        + 2.91%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)       -0.07%        + 6.89%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.


Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the federal funds rate by 0.50% in September and another 0.25% on the final day of the reporting period, bringing its target rate to 4.50%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling. By period-end, the Fed had cited the risks between slower economic growth and faster inflation as equally balanced.

Amid the volatility throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy, troubled housing market and, recently, a more difficult corporate earnings backdrop. International markets fared even better than U.S. equities, benefiting from robust M&A activity and generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.48% by period-end, while prices correspondingly rose. The tax-exempt bond market has been challenged by a combination of record-setting supply year-to-date, economic uncertainty and concerns around the credit worthiness of bond insurers. This has brought municipal bond prices to relatively attractive levels and, as such, demand generally has remained firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


/s/ Robert C. Doll
-------------------
Robert C. Doll, Jr.Vice Chairman, BlackRock, Inc.


THIS PAGE NOT PART OF YOUR FUND REPORT


Fund Summary


Portfolio Management Commentary


  How did the Fund perform?

* The Fund posted solid double digit returns for the fiscal year, significantly outpacing its Reference Portfolio, although slightly trailing the all-equity benchmark. The Fund invests in both equities and bonds; therefore, the Reference Portfolio provides a truer representation of the Fund's composition and a more comparable means for measurement.


  What factors Influenced performance?

* The Fund capitalized on favorable equity performance in most markets around the world. Although underweight equities relative to its Reference Portfolio, the Fund's overweight in non-U.S. equities (and underweight in U.S. equities) contributed favorably to returns. The Fund benefited from an overweight exposure to Asian equities, including India, China and South Korea, in addition to Brazil. Effective security selection within these countries--and within the U.S.--also proved advantageous.

* Although underweight bonds, the Fund benefited from the composition of its fixed income component. This included a sizeable allocation to U.S. TIPS (Treasury Inflation Protected Securities) and nominal Treasury issues, and overweight positions in Asian convertibles and short-dated (local currency-denominated) fixed income in emerging markets (notably Brazil). Also contributing to performance was the Fund's underweight in U.S.-dollar-denominated assets relative to its Reference Portfolio.

* Detracting moderately from relative performance was the Fund's overweight in Japanese equities and underweight in information technology.


  Describe recent portfolio activity.

* The Fund's equity exposure was increased modestly from 53% of net assets to 54%. This compares to an equity allocation of 60% for the Reference Portfolio.

* The Fund's weighting in fixed income securities was reduced from 32% of net assets to 29%, compared to the Reference Portfolio's 40%. Finally, cash equivalents were increased from 15% of net assets to 17%.


  Describe Fund positioning at period-end.

* Relative to its Reference Portfolio, the Fund ended the period moderately underweight in equities at 54% of net assets. Within that allocation, the Fund has a meaningful overweight in Asian stocks and a meaningful underweight in U.S. stocks.

* At 29% of net assets, the Fund also ended the period underweight in fixed income securities. Within the fixed income allocation, the Fund is relatively neutral in terms of U.S. bonds, but underweight in non-U.S. bonds, reflecting the assessment that available yields outside the U.S. are not attractive relative to the risks of higher long-term interest rates. The credit quality of the Fund's fixed income component is quite high, with substantial allocations to nominal Treasury issues and TIPS.

* The Fund ended the period overweight in cash equivalents (17%) relative to its Reference Portfolio, partially reflecting our desire to keep portfolio duration low, notably in non-U.S. bonds.



Total Return Based on a $10,000 Investment


A line graph illustrating the growth of a $10,000 investment in Institutional Shares*++ and Investor A Shares*++ compared to a similar investment in FTSE World Index++++ and Reference Portfolio++++++. Values illustrated are as follows:


Institutional Shares*++

Date                                             Value

October 1997                                   $10,000.00
October 1998                                   $ 9,557.00
October 1999                                   $12,070.00
October 2000                                   $13,301.00
October 2001                                   $13,504.00
October 2002                                   $12,581.00
October 2003                                   $16,660.00
October 2004                                   $19,027.00
October 2005                                   $21,768.00
October 2006                                   $25,392.00
October 2007                                   $31,176.00


Investor A Shares*++

Date                                             Value

October 1997                                   $ 9,475.00
October 1998                                   $ 9,037.00
October 1999                                   $11,387.00
October 2000                                   $12,510.00
October 2001                                   $12,669.00
October 2002                                   $11,772.00
October 2003                                   $15,552.00
October 2004                                   $17,714.00
October 2005                                   $20,215.00
October 2006                                   $23,514.00
October 2007                                   $28,820.00


FTSE World Index++++

Date                                             Value

October 1997                                   $10,000.00
October 1998                                   $11,395.00
October 1999                                   $14,427.00
October 2000                                   $14,811.00
October 2001                                   $11,099.00
October 2002                                   $ 9,575.00
October 2003                                   $11,960.00
October 2004                                   $13,644.00
October 2005                                   $15,693.00
October 2006                                   $19,260.00
October 2007                                   $23,774.00


Reference Portfolio++++++

Date                                             Value

October 1997                                   $10,000.00
October 1998                                   $11,467.00
October 1999                                   $13,082.00
October 2000                                   $13,329.00
October 2001                                   $11,823.00
October 2002                                   $11,306.00
October 2003                                   $13,365.00
October 2004                                   $14,832.00
October 2005                                   $15,886.00
October 2006                                   $18,165.00
October 2007                                   $21,020.00


      * Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

     ++ The Fund invests in a portfolio of U.S. and foreign issues, whose composition varies with respect to types of securities and markets in response to changing market and economic trends.

   ++++ This unmanaged capitalization-weighted Index is comprised of 2,200 equities from 24 countries in 12 regions, including the United States.

 ++++++ The Reference Portfolio is an unmanaged weighted Index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World Index (Ex-U.S.) Equities; 24% Merrill Lynch Treasury Index GA05; and 16% Citigroup World Government Bond Index (Ex-U.S.). Descriptions of these Indexes can be found on page 5 of this report to shareholders in the "Performance Summary" section.

        Past performance is not indicative of future results.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Performance Summary for the Period Ended October 31, 2007


                                                                              Average Annual Total Returns*

                                                                  1 Year                 5 Years                  10 Years

                                            6-Month       w/o sales    w/sales     w/o sales   w/sales     w/o sales   w/sales
                                         Total Returns      charge      charge       charge     charge       charge     charge
Institutional                                +12.53%        +22.78%       --         +19.90%      --         +12.04%      --
Investor A                                   +12.39         +22.56      +16.13%      +19.61     +18.33%      +11.77     +11.17%
Investor B                                   +11.91         +21.52      +17.02       +18.68     +18.47       +11.08     +11.08
Investor C                                   +11.95         +21.54      +20.54       +18.68     +18.68       +10.90     +10.90
Class R                                      +12.22         +22.14        --         +19.39       --         +11.53       --
FTSE World Index                             + 9.70         +23.44        --         +19.95       --         + 9.05       --
Reference Portfolio                          + 7.15         +15.72        --         +13.21       --         + 7.71       --
U.S. Stocks: S&P 500r Index**                + 5.49         +14.56        --         +13.88       --         + 7.10       --
Non-U.S. Stocks: FTSE World Index
  (Ex-U.S.) Equities***                      +12.99         +30.99        --         +25.95       --         +10.79       --
U.S. Bonds: ML Treasury Index GA05****       + 3.86         + 6.39        --         + 2.92       --         + 5.28       --
Non-U.S. Bonds: Citigroup World
  Government Bond Index (Ex-U.S.)*****       + 6.72         +10.33        --         + 8.41       --         + 5.71       --


      * Assuming maximum sales charges. See "About Fund Performance" on page 7 for a detailed description of share classes, including any related sales charges and fees.

     ** This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the
        U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of
        NYSE issues.

    *** This unmanaged capitalization-weighted Index is comprised of 1,631 companies in 28 countries, excluding the United States.

   **** This unmanaged Index is designed to track the total return of the current coupon five-year U.S.
        Treasury bond.

  ***** This unmanaged market capitalization-weighted Index tracks 10 government bond indexes, excluding the United States.

        S&P 500 is a registered trademark of the McGraw-Hill Companies.

        Past performance is not indicative of future results.



Expense Example


                                        Actual                                                Hypothetical**

                       Beginning          Ending         Expenses              Beginning          Ending          Expenses
                     Account Value    Account Value    Paid During           Account Value    Account Value     Paid During
                      May 1, 2007    October 31, 2007  the Period*            May 1, 2007    October 31, 2007   the Period*
Institutional            $1,000         $1,125.30         $4.07                  $1,000         $1,021.37          $3.87
Investor A               $1,000         $1,123.90         $5.51                  $1,000         $1,020.01          $5.24
Investor B               $1,000         $1,119.10         $9.99                  $1,000         $1,015.77          $9.50
Investor C               $1,000         $1,119.50         $9.72                  $1,000         $1,016.03          $9.25
Class R                  $1,000         $1,122.20         $7.49                  $1,000         $1,018.14          $7.12

  * For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.76% for
    Institutional, 1.03% for Investor A, 1.87% for Investor B, 1.82% for Investor C and 1.40% for Class R),
    multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

 ** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

    See "Disclosure of Expenses" on page 7 for further information on how expenses were calculated.



Fund Profile as of October 31, 2007


                                                       Percent of
Ten Largest Holdings (Equity Investments)              Net Assets

Reliance Industries Ltd.                                   1.2%
General Electric Co.                                       1.1
Petroleo Brasileiro SA                                     1.1
Microsoft Corp.                                            1.0
Union Pacific Corp.                                        0.6
American International Group, Inc.                         0.6
Exxon Mobil Corp.                                          0.6
China Shenhua Energy Co. Ltd. Class H                      0.5
Citigroup, Inc.                                            0.5
Nestle SA Registered Shares                                0.5



                                                       Percent of
Five Largest Industries (Equity Investments)           Net Assets

Oil, Gas & Consumable Fuels                                7.6%
Insurance                                                  4.3
Metals & Mining                                            3.2
Industrial Conglomerates                                   2.7
Pharmaceuticals                                            2.4

 * For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Fund Summary (concluded)


Overall Asset Exposure as of October 31, 2007

                                                         Percent of Fund's Net Assets         Reference Portfolio+++
                                                        10/31/07              4/30/07              Percentages
U.S. Equities                                             22.4%*                21.8%*                 36.0%
European Equities                                         11.4*                 12.9*                  14.2
Pacific Basin Equities                                    17.0*                 17.2*                   7.8
Other Equities                                             3.6                   3.8                    2.0
Total Equities                                            54.4                  55.7                   60.0

U.S. Dollar Denominated Fixed Income Securities           21.5                  24.0                   24.0
   U.S. Issuers                                           18.3                  21.8                    --
   Non-U.S. Issuers                                        3.2                   2.2                    --
Non-U.S. Dollar Denominated Fixed Income Securities        7.6                   7.0                   16.0
Total Fixed Income Securities                             29.1++                31.0++                 40.0

Cash & Cash Equivalents**                                 16.5                  13.3                    --

    * Includes value of financial futures contracts.

   ** Cash & Cash Equivalents are reduced by the market (or nominal) value of long financial futures contracts.

   ++ Includes Preferred Stock.

  +++ The Reference Portfolio is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index;
      24% FTSE World Index (Ex-U.S.) Equities; 24% Merrill Lynch Treasury Index GA05; and 16% Citigroup World
      Government Bond Index (Ex-U.S.). Descriptions of these Indexes can be found on page 5 of this report to shareholders in the "Performance Summary" section.



Portfolio Composition as of October 31, 2007


Breakdown of Equity &
Fixed Income Securities                                Percent of
By Country                                            Net Assets++

United States                                             52.1%*
Japan                                                      6.5
Brazil                                                     4.1
India                                                      3.6
United Kingdom                                             2.7
Germany                                                    2.5
South Korea                                                2.4
China                                                      2.0
France                                                     1.8
Singapore                                                  1.8*
Canada                                                     1.7*
Europe                                                     1.5
Malaysia                                                   1.3
Switzerland                                                1.1
Australia                                                  1.0
Taiwan                                                     1.0
Hong Kong                                                  0.8
Thailand                                                   0.7
Italy                                                      0.5


Breakdown of Equity &
Fixed Income Securities                                Percent of
By Country (concluded)                                Net Assets++

Netherlands                                                0.4%
United Arab Emirates                                       0.4
Chile                                                      0.3
Mexico                                                     0.3
Spain                                                      0.3
Ireland                                                    0.2
Luxembourg                                                 0.2
Norway                                                     0.2
Sweden                                                     0.2
Vietnam                                                    0.2
Denmark                                                    0.1
Finland                                                    0.1
Israel                                                     0.1
Russia                                                     0.1
South Africa                                               0.1
New Zealand                                               --**
Austria                                                   --**

 ++ Total may not equal 100%.

  * Includes investments in short-term securities.

 ** Holdings are less than 0.1%.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



About Fund Performance


* Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

* Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

* Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

* Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on pages 4 and 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's manager waived a portion of its fee. Without such waiver, the Fund's returns would have been lower.



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 5 (which is based on a hypothetical investment of $1,000 invested on May 1, 2007 and held through October 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments as of October 31, 2007                (in U.S. dollars)


Common Stocks                                          Shares          Value

Australia--1.0%

Beverages--0.0%

Coca-Cola Amatil Ltd.                               1,050,000   $    10,034,655

Metals & Mining--0.6%

BHP Billiton Ltd.                                   1,400,000        60,962,759
Newcrest Mining Ltd.                                  634,500        19,341,768
Rio Tinto Ltd.                                        405,000        42,038,805
Zinifex Ltd.                                        1,000,000        15,825,617
                                                                ---------------
                                                                    138,168,949

Oil, Gas & Consumable Fuels--0.1%

Woodside Petroleum Ltd.                               475,000        23,245,627

Paper & Forest Products--0.0%

Great Southern Plantations Ltd.                     1,600,000         3,310,325

Transportation Infrastructure--0.3%

Macquarie Airports Group                            3,050,000        12,534,541
Macquarie Infrastructure Group                      8,000,000        23,747,353
Transurban Group                                    2,882,894        19,622,955
                                                                ---------------
                                                                     55,904,849

Total Common Stocks in Australia                                    230,664,405


Austria--0.0%

Diversified Telecommunication Services--0.0%

Telekom Austria AG                                    125,100         3,602,183

Total Common Stocks in Austria                                        3,602,183


Belgium--0.2%

Diversified Financial Services--0.2%

Fortis                                              1,296,511        41,655,763

Total Common Stocks in Belgium                                       41,655,763


Brazil--2.2%

Commercial Banks--0.1%

Banco Bradesco SA                                     425,000        14,439,661
Uniao de Bancos Brasileiros SA (e)                     85,000        13,433,400
                                                                ---------------
                                                                     27,873,061

Construction & Engineering--0.0%

Obrascon Huarte Lain Brasil SA                        600,000        10,747,407

Electric Utilities--0.0%

Cia Energetica de Minas Gerais (e)                    435,000         9,396,000

Food & Staples Retailing--0.0%

Cia Brasileira de Distribuicao Grupo Pao
  de Acucar                                           416,600         6,689,576

Food Products--0.2%

Cosan SA Industria e Comercio                         604,500         9,448,314
JBS SA (b)                                          2,400,000        11,052,495
SLC Agricola SA (b)                                 1,600,000        15,208,159
                                                                ---------------
                                                                     35,708,968

Household Durables--0.1%

Gafisa SA                                             900,000        16,173,114

Metals & Mining--0.3%

Companhia Vale do Rio Doce (Preference `A'
  Shares) (e)                                       1,830,000        57,773,100
Usinas Siderurgicas de Minas Gerais SA
  (Preference `A' Shares)                             291,000        22,815,584
                                                                ---------------
                                                                     80,588,684

Oil, Gas & Consumable Fuels--1.1%

Petroleo Brasileiro SA (e)                          2,807,600       249,109,268

Road & Rail--0.1%

All America Latina Logistica SA                     1,800,000        28,497,963



Common Stocks                                          Shares          Value

Brazil (concluded)

Software--0.1%

Datasul                                               975,000   $    12,957,559

Water Utilities--0.1%

Companhia de Saneamento de Minas Gerais               630,000        11,830,815

Wireless Telecommunication Services--0.1%

Vivo Participacoes SA (d)(e)                        2,500,000        14,725,000

Total Common Stocks in Brazil                                       504,297,415


Canada--1.5%

Auto Components--0.0%

Magna International, Inc. (Class A)                     9,100           862,316

Communications Equipment--0.0%

Nortel Networks Corp. (b)                             740,300        11,941,039

Diversified Telecommunication Services--0.0%

BCE, Inc.                                              18,700           815,507

Food Products--0.1%

Saskatchewan Wheat Pool (b)                         1,000,000        13,518,234

Insurance--0.0%

Sun Life Financial, Inc.                               11,400           663,480

Metals & Mining--0.5%

Alamos Gold, Inc. (b)                               2,100,000        16,183,772
Barrick Gold Corp.                                    379,740        16,757,926
Kinross Gold Corp. (b)                              4,204,916        83,079,304
Peak Gold Ltd. (b)                                  3,500,000         2,371,249
                                                                ---------------
                                                                    118,392,251

Oil, Gas & Consumable Fuels--0.3%

Canadian Natural Resources Ltd.                       150,000        12,480,000
EnCana Corp.                                           13,700           954,890
Imperial Oil Ltd.                                      19,100         1,033,883
Petro-Canada                                           18,500         1,066,155
Petro-Canada, Inc.                                    337,000        19,442,651
Suncor Energy, Inc. (e)                               244,100        26,663,043
Talisman Energy, Inc.                                 225,000         4,901,815
                                                                ---------------
                                                                     66,542,437

Paper & Forest Products--0.1%

Sino-Forest Corp. (b)                                 625,000        16,619,912

Road & Rail--0.3%

Canadian Pacific Railway Ltd.                         641,300        45,131,661
Canadian Pacific Railway Ltd. (USD)                   250,000        17,595,000
                                                                ---------------
                                                                     62,726,661

Wireless Telecommunication Services--0.2%

Rogers Communications, Inc. Class B                 1,202,800        61,294,688

Total Common Stocks in Canada                                       353,376,525


Chile--0.1%

Commercial Banks--0.1%

Banco Santander Chile SA (e)                          340,400        18,037,796

Electric Utilities--0.0%

Enersis SA (e)                                        400,000         7,928,000

Total Common Stocks in Chile                                         25,965,796


China--1.8%

Automobiles--0.0%

Denway Motors Ltd.                                 10,000,000         7,056,699

Diversified Telecommunication Services--0.0%

China Communications Services Corp. Ltd. (b)          368,400           320,364

Electrical Equipment--0.1%

Shanghai Electric Group Corp.                      24,766,000        24,593,448



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


Common Stocks                                          Shares          Value

China (concluded)

Food Products--0.2%

Chaoda Modern Agriculture Holdings Ltd. (o)        41,050,700   $    37,464,641

Industrial Conglomerates--0.5%

Beijing Enterprises Holdings Ltd.                  14,880,000        92,556,988
Tianjin Development Holdings Ltd.                  20,000,000        33,728,795
                                                                ---------------
                                                                    126,285,783


Insurance--0.2%

China Life Insurance Co. Ltd. (d)(e)                  241,266        24,539,165
Ping An Insurance Group Co. of China Ltd.           1,725,000        24,146,418
                                                                ---------------
                                                                     48,685,583

Oil, Gas & Consumable Fuels--0.5%

China Shenhua Energy Co. Ltd. Class H              17,160,100       110,585,945
Yanzhou Coal Mining Co. Ltd.                              300               647
                                                                ---------------
                                                                    110,586,592

Transportation Infrastructure--0.1%

Hainan Meilan International Airport Co., Ltd.       5,459,600         7,145,575
Jiangsu Express                                     4,024,000         4,655,304
Xiamen International Port Co. Ltd.                 21,650,500         8,298,552
                                                                ---------------
                                                                     20,099,431

Wireless Telecommunication Services--0.2%

China Mobile Ltd.                                   2,000,000        41,346,936

Total Common Stocks in China                                        416,439,477


Denmark--0.1%

Commercial Banks--0.1%

Danske Bank A/S                                       665,776        29,468,243

Total Common Stocks in Denmark                                       29,468,243


Finland--0.1%

Communications Equipment--0.0%

Nokia Oyj (e)                                          26,700         1,060,524

Electric Utilities--0.1%

Fortum Oyj                                            395,843        17,212,590

Total Common Stocks in Finland                                       18,273,114


France--1.3%

Aerospace & Defense--0.1%

European Aeronautic Defense and Space Co.             700,000        23,861,622

Automobiles--0.2%

Renault SA                                            238,265        40,242,847

Commercial Banks--0.1%

Societe Generale SA                                   216,494        36,574,538

Communications Equipment--0.0%

Alcatel SA (e)                                        244,500         2,369,205

Diversified Telecommunication Services--0.2%

France Telecom SA                                   1,000,000        36,980,024

Electric Utilities--0.2%

Electricite de France SA                              386,951        46,548,081

Insurance--0.1%

AXA SA                                                781,687        35,110,446

Machinery--0.1%

Vallourec SA                                          101,972        29,694,292

Oil, Gas & Consumable Fuels--0.3%

Total SA                                              698,629        56,376,570



Common Stocks                                          Shares          Value

France (concluded)

Software--0.0%

Infogrames Entertainment SA (b)                     6,880,000   $     2,002,701

Total Common Stocks in France                                       309,760,326


Germany--1.8%

Air Freight & Logistics--0.1%

Deutsche Post AG                                    1,009,334        30,585,238

Automobiles--0.4%

Bayerische Motoren Werke AG                           600,000        40,152,807
DaimlerChrysler AG                                    534,787        58,506,759
                                                                ---------------
                                                                     98,659,566

Chemicals--0.2%

Bayer AG                                              536,921        44,823,262

Diversified Telecommunication Services--0.3%

Deutsche Telekom AG                                 2,735,168        56,153,904

Electric Utilities--0.2%

E.ON AG                                               215,100        42,051,972

Industrial Conglomerates--0.2%

Siemens AG                                            368,157        49,920,576

Insurance--0.2%

Allianz AG Registered Shares                          193,475        43,566,336

Multi-Utilities--0.2%

RWE AG                                                327,050        44,677,942

Total Common Stocks in Germany                                      410,438,796


Hong Kong--0.7%

Electric Utilities--0.1%

Cheung Kong Infrastructure Holdings Ltd.            4,499,900        17,630,390

Industrial Conglomerates--0.2%

Hutchison Whampoa Ltd.                              3,800,000        47,760,863

Real Estate Management
& Development--0.4%

Cheung Kong Holdings Ltd.                           1,650,000        32,365,453
Sun Hung Kai Properties Ltd.                        1,991,700        38,063,282
Wharf Holdings Ltd.                                 4,043,000        24,377,200
                                                                ---------------
                                                                     94,805,935

Total Common Stocks in Hong Kong                                    160,197,188


India--2.6%

Automobiles--0.1%

Bajaj Auto Ltd.                                       168,000        10,653,749
Tata Motors Ltd.                                      837,540        16,339,808
                                                                ---------------
                                                                     26,993,557

Commercial Banks--0.1%

Karnataka Bank Ltd.                                   400,000         2,273,245
State Bank of India Ltd.                              575,000        30,474,857
                                                                ---------------
                                                                     32,748,102

Construction & Engineering--0.1%

Larsen & Toubro Ltd.                                  200,300        21,828,056

Construction Materials--0.1%

Gujarat Ambuja Cements Ltd.                         6,081,945        22,504,715

Diversified Financial Services--0.1%

Reliance Capital Ltd.                                 227,000        12,363,967

Electric Utilities--0.1%

Reliance Energy Ltd.                                  300,000        14,355,562



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


Common Stocks                                          Shares          Value

India (concluded)

IT Services--0.1%

Infosys Technologies Ltd.                             450,000   $    21,284,374

Independent Power Producers & Energy
Traders--0.1%

Reliance Natural Resources Ltd. (b)                 5,400,000        16,622,733

Media--0.2%

Wire and Wireless India Ltd. (b)                    3,089,075         2,952,984
Zee News Ltd. (b)                                   2,793,141         4,380,142
Zee Telefilms Ltd.                                  3,617,650        30,689,267
                                                                ---------------
                                                                     38,022,393

Oil, Gas & Consumable Fuels--1.2%

Hindustan Petroleum Corp.                             300,000         1,834,374
Reliance Industries Ltd.                            4,000,000       284,587,491
                                                                ---------------
                                                                    286,421,865

Pharmaceuticals--0.0%

Wockhardt Ltd.                                        225,000         2,428,191

Road & Rail--0.1%

Container Corp. of India                              450,000        22,715,709

Thrifts & Mortgage Finance--0.2%

Housing Development Finance Corp.                     500,000        35,538,131

Wireless Telecommunication Services--0.1%

Reliance Communication Ventures Ltd.                1,750,000        34,610,671

Total Common Stocks in India                                        588,438,026


Ireland--0.2%

Commercial Banks--0.1%

Allied Irish Banks Plc                                894,408        22,549,589

Construction Materials--0.1%

CRH Plc                                               681,476        26,271,873

Total Common Stocks in Ireland                                       48,821,462


Israel--0.1%

Pharmaceuticals--0.1%

Teva Pharmaceutical Industries Ltd. (e)               300,001        13,203,044

Software--0.0%

Ectel Ltd. (b)(e)                                     227,521           759,920

Total Common Stocks in Israel                                        13,962,964


Italy--0.5%

Commercial Banks--0.3%

Banca Intesa SpA                                    4,782,663        37,920,034
UniCredito Italiano SpA                             4,266,160        36,637,137
                                                                ---------------
                                                                     74,557,171

Oil, Gas & Consumable Fuels--0.2%

Eni SpA                                             1,371,757        50,087,046

Total Common Stocks in Italy                                        124,644,217


Japan--5.6%

Auto Components--0.1%

Toyota Industries Corp.                               611,000        26,164,843

Automobiles--0.3%

Honda Motor Co., Ltd.                                 300,000        11,234,058
Suzuki Motor Corp.                                  2,000,000        65,708,132
                                                                ---------------
                                                                     76,942,190



Common Stocks                                          Shares          Value

Japan (continued)

Beverages--0.4%

Coca-Cola Central Japan Co., Ltd.                       1,450   $    10,787,150
Coca-Cola West Holdings Co., Ltd.                   1,555,700        36,015,276
Hokkaido Coca-Cola Bottling Co., Ltd.                 500,000         2,945,370
Kirin Holdings Co., Ltd.                            1,500,000        20,961,338
Mikuni Coca-Cola Bottling Co., Ltd.                 1,350,000        15,011,740
                                                                ---------------
                                                                     85,720,874

Building Products--0.2%

Asahi Glass Co., Ltd.                               1,649,900        22,721,995
Daikin Industries Ltd.                                275,000        13,850,660
                                                                ---------------
                                                                     36,572,655

Chemicals--0.5%

Mitsubishi Rayon Co., Ltd.                          4,500,000        25,536,777
Shin-Etsu Chemical Co., Ltd.                          550,000        35,280,332
Sumitomo Chemical Co., Ltd.                         4,499,700        40,002,715
Ube Industries Ltd.                                 1,574,900         5,655,036
                                                                ---------------
                                                                    106,474,860

Commercial Banks--0.2%

The Bank of Yokohama Ltd.                             595,000         4,222,040
Fukuoka Financial Group, Inc.                       2,650,000        17,079,209
Shinsei Bank Ltd.                                   2,000,000         6,482,548
Sumitomo Mitsui Financial Group, Inc.                   1,000         8,191,325
                                                                ---------------
                                                                     35,975,122

Construction & Engineering--0.3%

JGC Corp.                                           1,200,000        24,031,003
Kinden Corp.                                        1,500,000        13,334,490
Okumura Corp.                                       4,158,800        22,012,512
Toda Corp.                                          2,149,500        11,264,670
                                                                ---------------
                                                                     70,642,675

Consumer Finance--0.1%

Credit Saison Co., Ltd.                               550,000        17,537,572

Diversified Financial Services--0.4%

NCB Holdings Ltd.                                      34,970         1,573,650
RHJ International (b)                               3,465,000        60,935,884
RHJ International (b)(e)(j)                           911,000        15,993,800
                                                                ---------------
                                                                     78,503,334

Electronic Equipment & Instruments--0.1%

Murata Manufacturing Co., Ltd.                        450,000        27,385,660

Food & Staples Retailing--0.2%

Ministop Co., Ltd.                                    200,000         3,617,141
Seven & I Holdings Co. Ltd.                         1,196,400        30,892,992
                                                                ---------------
                                                                     34,510,133

Food Products--0.0%

Ajinomoto Co., Inc.                                   525,000         5,929,884
House Foods Corp.                                     250,000         3,959,272
                                                                ---------------
                                                                      9,889,156

Gas Utilities--0.2%

Tokyo Gas Co., Ltd.                                 7,350,000        32,767,264

Household Durables--0.1%

Rinnai Corp.                                          230,000         7,159,882
Sekisui House Ltd.                                  1,856,000        23,744,597
                                                                ---------------
                                                                     30,904,479



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


Common Stocks                                          Shares          Value

Japan (concluded)

Insurance--1.1%

Aioi Insurance Co., Ltd.                            7,089,400   $    41,204,291
Millea Holdings, Inc.                               2,275,000        89,534,326
Mitsui Sumitomo Insurance Co., Ltd.                 6,436,650        73,821,074
Nipponkoa Insurance Co., Ltd.                       6,125,000        56,055,169
                                                                ---------------
                                                                    260,614,860

Machinery--0.1%

Kubota Corp.                                        2,125,600        17,845,203
Tadano Ltd.                                           250,000         3,148,292
                                                                ---------------
                                                                     20,993,495

Media--0.1%

Toho Co., Ltd.                                      1,254,700        25,102,942

Office Electronics--0.2%

Canon, Inc.                                           750,000        37,949,548

Pharmaceuticals--0.3%

Mitsubishi Tanabe Pharma Corp.                        994,000        11,453,075
Takeda Pharmaceutical Co., Ltd.                     1,050,000        65,587,706
                                                                ---------------
                                                                     77,040,781

Real Estate Management
& Development--0.1%

Marco Polo Investment Holdings Ltd.                     4,274         2,136,750
NTT Urban Development Co.                              12,600        28,423,764
                                                                ---------------
                                                                     30,560,514

Road & Rail--0.1%

East Japan Railway Co.                                  3,800        31,302,009

Specialty Retail--0.0%

Shimachu Co., Ltd.                                     70,000         2,015,253

Textiles, Apparel & Luxury Goods--0.0%

Asics Corp.                                           425,000         6,777,135

Tobacco--0.1%

Japan Tobacco, Inc.                                     5,000        29,143,232

Trading Companies & Distributors--0.2%

Mitsubishi Corp.                                    1,675,000        52,151,770

Wireless Telecommunication Services--0.2%

NTT DoCoMo, Inc.                                       36,500        53,103,589
Okinawa Cellular Telephone Co.                            640         1,868,939
                                                                ---------------
                                                                     54,972,528

Total Common Stocks in Japan                                      1,298,614,884


Luxembourg--0.2%

Metals & Mining--0.2%

ArcelorMittal                                         498,631        39,938,819

Total Common Stocks in Luxembourg                                    39,938,819


Malaysia--0.5%

Diversified Telecommunication Services--0.0%

Telekom Malaysia Bhd                                3,750,000        11,519,110

Electric Utilities--0.2%

Tenaga Nasional Bhd                                12,500,444        35,262,955

Food Products--0.2%

IOI Corp. BHD                                      23,667,956        53,997,026

Tobacco--0.1%

British American Tobacco Malaysia Bhd               1,125,000        13,609,950



Common Stocks                                          Shares          Value

Malaysia (concluded)

Transportation Infrastructure--0.0%

PLUS Expressways Bhd                                3,859,800   $     3,879,080

Total Common Stocks in Malaysia                                     118,268,121


Mexico--0.3%

Beverages--0.1%

Fomento Economico Mexicano, SA de CV (e)              600,000        21,366,000

Household Durables--0.0%

Urbi, Desarrollos Urbanos, SA de CV (b)               531,900         2,054,768

Media--0.2%

Grupo Televisa, SA (e)                              1,400,000        34,790,000

Total Common Stocks in Mexico                                        58,210,768


Netherlands--0.2%

Chemicals--0.2%

Akzo Nobel NV                                         514,346        41,455,563

Semiconductors & Semiconductor
Equipment--0.0%

ASML Holding NV (e)                                    29,500         1,030,140

Total Common Stocks in the Netherlands                               42,485,703


New Zealand--0.0%

Diversified Telecommunication Services--0.0%

Telecom Corp. of New Zealand Ltd.                   1,777,778         5,971,829

Electric Utilities--0.0%

Contact Energy Ltd.                                 1,115,000         7,816,576

Total Common Stocks in New Zealand                                   13,788,405


Norway--0.2%

Diversified Telecommunication Services--0.0%

Telenor ASA                                           356,500         8,393,961

Oil, Gas & Consumable Fuels--0.2%

Statoilhydro ASA                                    1,187,795        40,464,058

Total Common Stocks in Norway                                        48,858,019


Russia--0.0%

Metals & Mining--0.0%


Polyus Gold Sponsored ADR (e)                         250,000        11,378,350

Total Common Stocks in Russia                                        11,378,350


Singapore--1.3%

Commercial Banks--0.1%

Oversea-Chinese Banking Corp.                       3,000,000        19,260,472

Diversified Telecommunication Services--0.3%

Singapore Telecommunications Ltd.                  25,541,910        72,633,132

Health Care Providers & Services--0.1%

Parkway Holdings Ltd.                               8,999,900        26,102,747

Industrial Conglomerates--0.5%

Fraser and Neave Ltd.                               7,999,800        33,502,874
Keppel Corp. Ltd.                                   7,054,000        72,509,001
                                                                ---------------
                                                                    106,011,875

Real Estate Investment Trusts (REITs)--0.0%

Parkway Life Real Estate Investment Trust (b)         449,995           385,674

Real Estate Management &
Development--0.2%

CapitaLand Ltd.                                     6,256,425        35,226,407
Keppel Land Ltd.                                    1,831,652        10,595,422
                                                                ---------------
                                                                     45,821,829



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


Common Stocks                                          Shares          Value

Singapore (concluded)

Trading Companies & Distributors--0.0%

Noble Group Ltd.                                    4,237,764   $     6,981,398

Wireless Telecommunication Services--0.1%

MobileOne Ltd.                                     10,800,000        15,731,499

Total Common Stocks in Singapore                                    292,928,626


South Africa--0.1%

Metals & Mining--0.1%

Gold Fields Ltd. (e)                                  550,000         9,938,500

Oil, Gas & Consumable Fuels--0.0%

Sasol Ltd.                                            152,000         7,768,239

Total Common Stocks in South Africa                                  17,706,739


South Korea--2.3%

Chemicals--0.2%

Samsung Fine Chemicals Co., Ltd.                      608,400        46,196,080

Commercial Banks--0.2%

Daegu Bank                                            430,000         7,621,117
Hana Financial Group, Inc.                            178,800         9,049,496
Kookmin Bank                                          218,800        17,892,343
Pusan Bank                                            450,000         8,077,369
                                                                ---------------
                                                                     42,640,325

Diversified Telecommunication Services--0.2%

KT Corp. (e)                                        2,200,000        51,744,000

Electric Utilities--0.1%

Korea Electric Power Corp.                            700,000        30,944,667

Electrical Equipment--0.2%

LS Cable Ltd.                                         342,000        52,828,767

Electronic Equipment & Instruments--0.0%

Fine DNC Co., Ltd.                                    635,000         3,315,755
Interflex Co., Ltd.                                   565,000         4,022,113
                                                                ---------------
                                                                      7,337,868

Food Products--0.1%

CJ Cheil Jedang Corp. (b)                              76,516        25,358,084
Nong Shim Co., Ltd.                                    23,100         5,123,806
                                                                ---------------
                                                                     30,481,890

Hotels, Restaurants & Leisure--0.0%

Paradise Co. Ltd.                                   2,121,026         9,369,454

Industrial Conglomerates--0.1%

CJ Corp.                                              130,284        14,584,033

Insurance--0.3%

Dongbu Insurance Co., Ltd.                            339,200        20,634,675

Korean Reinsurance Co.                              1,300,300        23,194,294
Meritz Fire & Marine Insurance Co. Ltd.             1,840,166        26,901,977
                                                                ---------------
                                                                     70,730,946

Metals & Mining--0.5%

POSCO                                                  67,530        49,245,171
POSCO (e)                                             288,000        52,920,000
                                                                ---------------
                                                                    102,165,171

Multiline Retail--0.0%

Lotte Shopping Co. (e)(j)                             171,000         3,986,899

Textiles, Apparel & Luxury Goods--0.1%

Cheil Industries, Inc.                                225,000        14,907,545

Tobacco--0.2%

KT&G Corp.                                            600,000        48,401,328



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


Common Stocks                                          Shares          Value

South Korea (concluded)

Wireless Telecommunication Services--0.1%

SK Telecom Co., Ltd.                                   70,140   $    16,455,950

Total Common Stocks in South Korea                                  542,774,923


Spain--0.3%

Commercial Banks--0.2%

Banco Santander SA                                  2,293,900        50,166,870

Diversified Telecommunication Services--0.1%

Telefonica SA (e)                                     186,798        18,577,061

Transportation Infrastructure--0.0%

Cintra Concesiones de Infraestructuras
  de Transporte SA                                    419,999         7,367,205

Total Common Stocks in Spain                                         76,111,136


Sweden--0.1%

Diversified Financial Services--0.1%

Investor AB                                           984,164        24,456,906

Total Common Stocks in Sweden                                        24,456,906


Switzerland--1.1%

Capital Markets--0.3%

Credit Suisse Group                                   490,435        33,142,142
UBS AG                                                589,964        31,629,360
                                                                ---------------
                                                                     64,771,502

Food Products--0.5%

Nestle SA Registered Shares                           231,254       106,812,041

Insurance--0.1%

Swiss Reinsurance Co. Registered Shares               245,676        23,097,999

Pharmaceuticals--0.2%

Novartis AG Registered Shares                         951,631        50,621,377

Total Common Stocks in Switzerland                                  245,302,919


Taiwan--0.8%

Commercial Banks--0.1%

Chinatrust Financial Holding Co. (b)               10,317,540         7,569,021
SinoPac Financial Holdings Co., Ltd.                4,456,560         2,079,641
Taishin Financial Holdings Co., Ltd.                4,719,042         2,333,219
                                                                ---------------
                                                                     11,981,881

Construction Materials--0.2%

Taiwan Cement Corp.                                25,708,113        44,286,854

Diversified Financial Services--0.0%

Fubon Financial Holding Co. Ltd.                    6,740,000         6,570,056

Diversified Telecommunication Services--0.2%

Chunghwa Telecom Co. Ltd.                           5,050,000         9,720,430
Chunghwa Telecom Co. Ltd. (e)                       2,244,000        43,084,800
                                                                ---------------
                                                                     52,805,230

Electronic Equipment & Instruments--0.2%

Delta Electronics, Inc.                             8,600,838        34,817,277
HON HAI Precision Industry Co., Ltd.                1,848,000        14,167,861
                                                                ---------------
                                                                     48,985,138

Insurance--0.1%

Cathay Financial Holding Co., Ltd.                  5,769,402        15,090,334

Total Common Stocks in Taiwan                                       179,719,493


Thailand--0.7%

Commercial Banks--0.2%

Siam Commercial Bank PCL                           12,600,000        35,036,045



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


Common Stocks                                          Shares          Value

Thailand (concluded)

Construction Materials--0.1%

Siam Cement PCL Foreign Shares                      2,500,000   $    19,376,403

Electronic Equipment & Instruments--0.0%

Hana Microelectronics PCL                          10,750,000         7,907,901

Food Products--0.0%

Thai Union Frozen Products PCL Foreign Shares       3,300,000         2,334,657

Oil, Gas & Consumable Fuels--0.4%

PTT Exploration & Production PCL                    6,250,000        29,792,555
PTT PCL                                             4,000,000        49,433,574
                                                                ---------------
                                                                     79,226,129

Transportation Infrastructure--0.0%

Airports of Thailand PCL                            2,250,000         4,038,546
Bangkok Expressway PCL Foreign Shares               4,950,000         3,612,182
                                                                ---------------
                                                                      7,650,728

Total Common Stocks in Thailand                                     151,531,863


United Kingdom--2.7%

Aerospace & Defense--0.2%

BAE Systems Plc                                     3,897,989        40,496,623

Beverages--0.1%

Diageo Plc (e)                                        335,000        30,736,250

Commercial Banks--0.2%

Barclays Plc                                        1,588,610        20,106,162
HBOS Plc                                            1,935,686        35,283,873
                                                                ---------------
                                                                     55,390,035

Diversified Financial Services--0.1%

Guinness Peat Group Plc                             7,629,318        11,278,574

Food Products--0.4%

Cadbury Schweppes Plc (e)                             789,900        42,054,276
Premier Foods Plc                                   1,000,000         4,704,035
Unilever Plc                                        1,433,759        48,618,006
                                                                ---------------
                                                                     95,376,317

Insurance--0.1%

Prudential Plc                                      1,528,399        24,968,682

Metals & Mining--0.2%

Anglo American Plc                                    699,519        48,657,173

Oil, Gas & Consumable Fuels--0.4%

Royal Dutch Shell Plc (e)                             200,000        17,502,000
Royal Dutch Shell Plc Class B                       1,693,219        73,874,789
                                                                ---------------
                                                                     91,376,789

Pharmaceuticals--0.1%

GlaxoSmithKline Plc                                 1,240,537        31,864,452

Tobacco--0.2%

British American Tobacco Plc                        1,080,593        41,168,053

Wireless Telecommunication Services--0.7%

Vodafone Group Plc                                 29,118,967       114,744,619
Vodafone Group Plc (e)                                876,736        34,429,423
                                                                ---------------
                                                                    149,174,042

Total Common Stocks in the United Kingdom                           620,486,990



Common Stocks                                          Shares          Value

United States--22.7%

Aerospace & Defense--0.1%

Boeing Co.                                            108,800   $    10,726,592
General Dynamics Corp.                                 89,600         8,150,016
Goodrich Corp.                                         13,600           947,376
Honeywell International, Inc.                          13,400           809,494
L-3 Communications Holdings, Inc.                       8,200           899,048
Lockheed Martin Corp.                                   6,000           660,240
Northrop Grumman Corp.                                  7,600           635,512
Raytheon Co.                                           10,400           661,544
Spirit Aerosystems Holdings, Inc. Class A (b)         300,000        10,416,000
                                                                ---------------
                                                                     33,905,822

Air Freight & Logistics--0.0%

FedEx Corp.                                            52,500         5,425,350

Airlines--0.0%

Continental Airlines, Inc. Class B (b)                 12,600           432,810

Auto Components--0.0%

Johnson Controls, Inc.                                 21,600           944,352
WABCO Holdings, Inc.                                    4,400           223,608
                                                                ---------------
                                                                      1,167,960

Automobiles--0.0%

General Motors Corp.                                  251,100         9,840,609

Beverages--0.2%

The Coca-Cola Co.                                     524,800        32,411,648
Coca-Cola Enterprises, Inc.                            40,200         1,037,562
Constellation Brands, Inc. Class A (b)                381,600         9,585,792
Pepsi Bottling Group, Inc.                             22,400           964,992
PepsiAmericas, Inc.                                   159,000         5,679,480
                                                                ---------------
                                                                     49,679,474

Biotechnology--0.0%

Senomyx, Inc. (b)(d)(o)                               448,500         5,184,660

Capital Markets--0.7%

The Bank of New York Mellon Corp.                   1,170,348        57,171,500
The Goldman Sachs Group, Inc.                           2,900           718,968
Morgan Stanley                                          6,900           464,094
Northern Trust Corp.                                  798,100        60,025,101
State Street Corp.                                    397,700        31,724,529
                                                                ---------------
                                                                    150,104,192

Chemicals--0.1%

Albemarle Corp.                                        17,300           826,248
Celanese Corp. Series A                                23,000           965,080
E.I. du Pont de Nemours & Co.                         238,500        11,808,135
Lubrizol Corp.                                         12,900           875,652
                                                                ---------------
                                                                     14,475,115

Commercial Banks--0.1%

Wachovia Corp.                                         62,400         2,853,552
Wells Fargo & Co.                                     257,400         8,754,174
                                                                ---------------
                                                                     11,607,726

Commercial Services & Supplies--0.0%

Dun & Bradstreet Corp.                                  9,900           958,815
Manpower, Inc.                                          9,200           687,608
Republic Services, Inc. Class A                        26,200           895,778
                                                                ---------------
                                                                      2,542,201



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


Common Stocks                                          Shares          Value

United States (continued)

Communications Equipment--1.4%

3Com Corp. (b)(d)                                   6,807,816   $    33,222,142
Ciena Corp. (b)                                     1,335,800        63,931,388
Cisco Systems, Inc. (b)                             2,753,500        91,030,710
Comverse Technology, Inc. (b)                       2,436,700        46,833,374
Extreme Networks, Inc. (b)                            702,300         3,076,074
JDS Uniphase Corp. (b)                                298,112         4,549,189
Juniper Networks, Inc. (b)                             25,400           914,400
Motorola, Inc.                                      1,417,700        26,638,583
QUALCOMM, Inc.                                        912,700        38,999,671
Tellabs, Inc. (b)                                     250,900         2,210,429
                                                                ---------------
                                                                    311,405,960

Computers & Peripherals--1.1%

Apple Computer, Inc. (b)                              618,300       117,446,085
EMC Corp. (b)                                          41,800         1,061,302
Hewlett-Packard Co.                                   572,300        29,576,464
International Business Machines Corp.                 707,500        82,154,900
NCR Corp. (b)                                          14,700           405,573
Seagate Technology                                     35,800           996,672
Sun Microsystems, Inc. (b)                          4,000,000        22,840,000
Teradata Corp. (b)                                     14,700           419,391
Western Digital Corp. (b)                              34,900           904,608
                                                                ---------------
                                                                    255,804,995

Construction & Engineering--0.5%

Foster Wheeler Ltd. (b)                               692,575       102,674,244
KBR, Inc. (b)                                         258,628        11,089,969
                                                                ---------------
                                                                    113,764,213

Consumer Finance--0.0%

Discover Financial Services                             3,450            66,585
SLM Corp.                                             150,000         7,074,000
                                                                ---------------
                                                                      7,140,585

Containers & Packaging--0.1%

Ball Corp.                                             17,700           877,566
Crown Holdings, Inc. (b)                              572,300        14,193,040
Owens-Illinois, Inc. (b)                               22,400           995,008
Smurfit-Stone Container Corp. (b)                     601,100         7,279,321
                                                                ---------------
                                                                     23,344,935

Distributors--0.0%

Genuine Parts Co.                                      15,600           765,492

Diversified Financial Services--0.6%

Bank of America Corp.                                 500,000        24,140,000
Citigroup, Inc.                                     2,500,000       104,750,000
JPMorgan Chase & Co.                                  250,000        11,750,000
                                                                ---------------
                                                                    140,640,000

Diversified Telecommunication Services--0.6%

AT&T Inc.                                           1,251,322        52,292,746
AboveNet, Inc. (b)                                      2,578           224,311
CenturyTel, Inc.                                       15,700           691,585
Embarq Corp.                                           63,260         3,347,719
General Communication, Inc. Class A (b)               662,200         7,767,606
Qwest Communications International Inc. (b)            67,300           483,214
Verizon Communications, Inc.                        1,546,800        71,261,076
Windstream Corp.                                      321,266         4,321,028
                                                                ---------------
                                                                    140,389,285



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


Common Stocks                                          Shares          Value

United States (continued)

Electric Utilities--0.4%

Duke Energy Corp.                                      43,200   $       828,144
Edison International                                   12,700           738,505
Exelon Corp.                                          393,900        32,607,042
Mirant Corp. (b)                                      524,000        22,196,640
PPL Corp.                                             574,800        29,717,160
                                                                ---------------
                                                                     86,087,491

Electronic Equipment & Instruments--0.1%

Avnet, Inc. (b)                                        20,100           838,572
Tyco Electronics Ltd.                                 314,094        11,203,733
                                                                ---------------
                                                                     12,042,305

Energy Equipment & Services--1.2%

Baker Hughes, Inc.                                    103,000         8,932,160
Complete Production Services, Inc. (b)(d)             725,000        14,427,500
ENSCO International, Inc.                             243,300        13,500,717
GlobalSantaFe Corp.                                   420,000        34,032,600
Grant Prideco, Inc. (b)                               721,800        35,483,688
Halliburton Co.                                       550,000        21,681,000
Key Energy Services, Inc. (b)                         450,000         6,178,500
National Oilwell Varco, Inc. (b)                      333,000        24,388,920
Noble Corp.                                           249,800        13,226,910
Schlumberger Ltd.                                     450,000        43,456,500
Smith International, Inc.                             419,800        27,727,790
Transocean, Inc. (b)                                  125,000        14,921,250
Weatherford International Ltd. (b)                    190,900        12,391,319
                                                                ---------------
                                                                    270,348,854

Food & Staples Retailing--0.1%

CVS/Caremark Corp.                                    381,638        15,941,019
The Kroger Co.                                         23,600           693,604
SUPERVALU INC.                                        194,176         7,524,320
Wal-Mart Stores, Inc.                                 190,800         8,626,068
                                                                ---------------
                                                                     32,785,011

Food Products--0.2%

ConAgra Foods, Inc.                                   548,500        13,015,905
Kraft Foods, Inc.                                     718,208        23,995,329
Sara Lee Corp.                                        381,600         6,311,664
Tyson Foods, Inc. Class A                              35,400           559,320
                                                                ---------------
                                                                     43,882,218

Gas Utilities--0.0%

Oneok, Inc.                                            15,000           749,100

Health Care Equipment & Supplies--0.3%

Baxter International, Inc.                            200,000        12,002,000
Boston Scientific Corp. (b)                           800,000        11,096,000
Covidien Ltd.                                         314,094        13,066,310
Medtronic, Inc.                                       499,700        23,705,768
                                                                ---------------
                                                                     59,870,078

Health Care Providers & Services--0.8%

Aetna, Inc.                                           305,000        17,131,850
AmerisourceBergen Corp.                               200,000         9,422,000
Cigna Corp.                                            14,500           761,105
Coventry Health Care, Inc. (b)                         11,400           687,534
DaVita, Inc. (b)                                      125,000         8,148,750
Express Scripts, Inc. (b)                              15,000           946,500
Health Net, Inc. (b)                                   14,800           793,428
HealthSouth Corp. (b)(d)                              350,000         7,017,500
Humana, Inc. (b)                                      100,000         7,495,000
Manor Care, Inc.                                      250,000        16,645,000
McKesson Corp.                                        200,000        13,220,000



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


Common Stocks                                          Shares          Value

United States (continued)

Health Care Providers & Services (concluded)

Medco Health Solutions, Inc. (b)                      200,000   $    18,876,000
PharMerica Corp. (b)                                   16,675           265,966
UnitedHealth Group, Inc.                              750,000        36,862,500
WellPoint, Inc. (b)                                   440,000        34,861,200
                                                                ---------------
                                                                    173,134,333

Hotels, Restaurants & Leisure--0.3%

McDonald's Corp.                                      591,700        35,324,490
Panera Bread Co. Class A (b)                          829,638        34,006,862
                                                                ---------------
                                                                     69,331,352

Household Durables--0.0%

Mohawk Industries, Inc. (b)                             8,900           759,526

Household Products--0.1%

Energizer Holdings, Inc. (b)                            7,900           823,970
The Procter & Gamble Co.                              200,400        13,931,808
                                                                ---------------
                                                                     14,755,778

IT Services--0.0%

Accenture Ltd. Class A                                 16,500           644,325
Computer Sciences Corp. (b)                            14,500           846,655
DST Systems, Inc. (b)                                  10,200           864,042
Electronic Data Systems Corp.                          25,200           544,068
                                                                ---------------
                                                                      2,899,090

Independent Power Producers & Energy
Traders--0.1%

The AES Corp. (b)                                     525,600        11,253,096
Dynegy, Inc. Class A (b)                              974,188         8,972,271
NRG Energy, Inc. (b)                                  107,000         4,885,620
                                                                ---------------
                                                                     25,110,987

Industrial Conglomerates--1.2%

General Electric Co.                                6,099,800       251,067,768
Tyco International Ltd.                               314,094        12,931,250
                                                                ---------------
                                                                    263,999,018

Insurance--2.1%

ACE Ltd.                                              639,300        38,747,973
The Allstate Corp.                                    260,900        13,671,160
American International Group, Inc.                  2,243,900       141,634,968
Assurant, Inc.                                        231,100        13,505,484
Axis Capital Holdings Ltd.                             18,400           731,216
CNA Financial Corp.                                    14,900           590,487
Chubb Corp.                                             8,800           469,480
Darwin Professional Underwriters, Inc. (b)            116,400         2,639,952
Endurance Specialty Holdings Ltd.                     787,200        30,866,112
Everest Re Group Ltd.                                  35,500         3,782,170
Fidelity National Title Group, Inc. Class A         3,000,000        46,170,000
Genworth Financial, Inc. Class A                       15,800           431,340
Hartford Financial Services Group, Inc.               178,400        17,310,152
IPC Holdings, Ltd.                                    435,930        13,038,666
Lincoln National Corp.                                  8,400           523,908
Loews Corp.                                            13,700           672,533
Marsh & McLennan Cos., Inc.                           227,200         5,882,208
Platinum Underwriters Holdings Ltd.                   336,400        12,110,400
Prudential Financial, Inc.                            105,700        10,223,304
RenaissanceRe Holdings Ltd.                           217,200        12,671,448
The Travelers Cos., Inc.                              735,400        38,395,234
XL Capital Ltd. Class A                               946,271        68,084,198
                                                                ---------------
                                                                    472,152,393



Common Stocks                                          Shares          Value

United States (continued)

Internet & Catalog Retail--0.0%

Expedia, Inc. (b)                                      32,100   $     1,048,386
Liberty Media Holding Corp.--Interactive (b)           45,888           974,202
                                                                ---------------
                                                                      2,022,588

Internet Software & Services--0.4%

eBay, Inc. (b)                                        500,000        18,050,000
Google, Inc. Class A (b)                              113,100        79,961,700
                                                                ---------------
                                                                     98,011,700

Leisure Equipment & Products--0.0%

Hasbro, Inc.                                           23,900           713,415

Life Sciences Tools & Services--0.1%

Thermo Fisher Scientific, Inc. (b)                    150,000         8,821,500
Waters Corp. (b)                                      300,000        23,094,000
                                                                ---------------
                                                                     31,915,500

Machinery--0.0%

Cummins, Inc.                                           6,800           815,728
Deere & Co.                                             6,800         1,053,320
Eaton Corp.                                             7,300           675,834
ITT Corp.                                              11,700           782,964
Ingersoll-Rand Co. Class A                             17,700           891,195
Parker Hannifin Corp.                                  12,300           988,551
SPX Corp.                                               8,800           891,440
Terex Corp. (b)                                        10,300           764,466
                                                                ---------------
                                                                      6,863,498

Marine--0.1%

American Commercial Lines, Inc. (b)(d)              1,532,159        22,844,491

Media--0.5%

CBS Corp. Class B                                      23,800           683,060
Comcast Corp. Class A (b)(d)                        4,000,000        84,200,000
Discovery Holding Co. (b)                              62,000         1,767,620
Idearc, Inc.                                           79,081         2,133,605
Liberty Media Holding Corp.--Capital (b)                  192            23,996
Time Warner, Inc.                                     524,700         9,581,022
Viacom, Inc. Class B (b)                              238,400         9,843,536
Virgin Media, Inc.                                    477,000        10,546,470
                                                                ---------------
                                                                    118,779,309

Metals & Mining--0.7%

AK Steel Holding Corp. (b)                             18,500           927,405
Alcoa, Inc.                                           639,200        25,305,928
Freeport-McMoRan Copper & Gold, Inc. Class B          240,000        28,243,200
Newmont Mining Corp.                                2,140,000       108,840,400
United States Steel Corp.                               8,100           873,990
                                                                ---------------
                                                                    164,190,923

Multi-Utilities--0.0%

CMS Energy Corp.                                      457,700         7,767,169
CenterPoint Energy, Inc.                               32,600           546,376
Sempra Energy                                          10,300           633,553
                                                                ---------------
                                                                      8,947,098

Multiline Retail--0.0%

Big Lots, Inc. (b)                                     25,000           599,500
Family Dollar Stores, Inc.                             19,000           481,650
                                                                ---------------
                                                                      1,081,150

Office Electronics--0.1%

Xerox Corp. (b)                                       650,000        11,336,000



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


Common Stocks                                          Shares          Value

United States (continued)

Oil, Gas & Consumable Fuels--2.8%

Anadarko Petroleum Corp.                              250,000   $    14,755,000
Apache Corp.                                          150,000        15,571,500
Chevron Corp.                                         600,000        54,906,000
ConocoPhillips                                        500,000        42,480,000
Consol Energy, Inc.                                 1,576,330        89,062,645
Devon Energy Corp.                                    405,000        37,827,000
El Paso Corp.                                       5,250,000        92,715,000
Exxon Mobil Corp.                                   1,431,800       131,711,282
Foundation Coal Holdings, Inc.                        492,335        21,032,551
Hess Corp.                                            217,100        15,546,531
Marathon Oil Corp.                                    349,800        20,683,674
Murphy Oil Corp.                                      245,000        18,039,350
Noble Energy, Inc.                                     13,600         1,040,944
Occidental Petroleum Corp.                            381,000        26,308,050
Peabody Energy Corp.                                  660,300        36,811,725
Rosetta Resources, Inc. (b)(j)                        500,000         9,500,000
Stone Energy Corp. (b)                                175,700         7,832,706
Sunoco, Inc.                                            9,800           721,280
Valero Energy Corp.                                    12,600           887,418
                                                                ---------------
                                                                    637,432,656

Paper & Forest Products--0.1%

International Paper Co.                               477,200        17,637,312

Personal Products--0.1%

Avon Products, Inc.                                   333,900        13,683,222

Pharmaceuticals--1.7%

Abbott Laboratories                                   274,670        15,002,475
Bristol-Myers Squibb Co.                            1,750,000        52,482,500
Eli Lilly & Co.                                       350,000        18,952,500
Johnson & Johnson                                   1,750,000       114,047,500
King Pharmaceuticals, Inc. (b)                         37,900           401,740
Merck & Co., Inc.                                     700,000        40,782,000
Pfizer, Inc.                                        3,662,200        90,126,742
Schering-Plough Corp.                                 900,000        27,468,000
Valeant Pharmaceuticals International (b)             700,000        10,185,000
Wyeth                                                 400,000        19,452,000
                                                                ---------------
                                                                    388,900,457

Real Estate Investment Trusts (REITs)--0.0%

Ventas, Inc.                                          140,130         6,010,176

Real Estate Management & Development--0.1%

The St. Joe Co. (d)                                 1,000,000        33,860,000

Road & Rail--1.3%

Burlington Northern Santa Fe Corp.                    945,600        82,409,040
CSX Corp.                                              19,900           890,923
Norfolk Southern Corp.                                830,000        42,869,500
Union Pacific Corp.                                 1,263,200       161,740,128
                                                                ---------------
                                                                    287,909,591

Semiconductors & Semiconductor Equipment--0.2%

Applied Materials, Inc.                               739,700        14,364,974
Genesis Microchip, Inc. (b)                           681,800         5,031,684
Intel Corp.                                           878,800        23,639,720
Intersil Corp. Class A                                 25,400           770,636
LSI Logic Corp. (b)                                   206,928         1,365,725
Novellus Systems, Inc. (b)                             23,900           678,999
Nvidia Corp. (b)                                       25,300           895,114
                                                                ---------------
                                                                     46,746,852



Common Stocks                                          Shares          Value

United States (concluded)

Software--1.4%

BMC Software, Inc. (b)                                 16,700   $       565,128
Borland Software Corp. (b)                            115,400           505,452
CA, Inc.                                            2,480,800        65,617,160
Cadence Design Systems, Inc. (b)                       30,500           597,800
Microsoft Corp.                                     6,045,000       222,516,450
Novell, Inc. (b)                                      507,500         3,836,700
Oracle Corp. (b)                                       42,800           948,876
Synopsys, Inc. (b)                                     27,200           768,672
TIBCO Software, Inc. (b)                            2,115,900        19,423,962
                                                                ---------------
                                                                    314,780,200

Specialty Retail--0.0%

The Sherwin-Williams Co.                                8,700           556,104

Textiles, Apparel & Luxury Goods--0.0%

Hanesbrands, Inc. (b)                                  48,475         1,504,664
Unifi, Inc. (b)                                     1,633,481         4,557,412
                                                                ---------------
                                                                      6,062,076

Thrifts & Mortgage Finance--0.0%

Fannie Mae                                            175,000         9,982,000

Tobacco--0.1%

Altria Group, Inc.                                    405,200        29,551,236
Loews Corp.--Carolina Group                             9,300           797,754
                                                                ---------------
                                                                     30,348,990

Trading Companies & Distributors--0.0%

WW Grainger, Inc.                                       9,200           827,264

Transportation Infrastructure--0.3%

Macquarie Infrastructure Co. LLC                    1,485,000        62,013,600

Wireless Telecommunication Services--0.3%

Alltel Corp.                                          319,600        22,739,540
Sprint Nextel Corp.                                 2,414,100        41,281,110
Telephone & Data Systems, Inc.                         10,100           704,980
US Cellular Corp. (b)                                   9,700           913,255
                                                                ---------------
                                                                     65,638,885

Total Common Stocks in the United States                          5,194,623,975
Total Common Stocks (Cost--$7,646,306,000)--53.3%                12,257,192,539



Preferred Stocks

United States--0.3%

Insurance--0.0%

IPC Holdings, Ltd., 7.25% (c)                          73,300         1,979,100
MetLife, Inc. Series B, 6.375% (c)                    372,100        12,472,792

                                                                ---------------
                                                                     14,451,892

Oil, Gas & Consumable Fuels--0.1%

El Paso Corp., 4.99% (c)(j)                            10,650        15,478,444

Thrifts & Mortgage Finance--0.2%

Fannie Mae Series 2004-1, 5.375% (c)                      385        37,811,286

Total Preferred Stocks (Cost--$60,110,375)--0.3%                     67,741,622



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


Exchange-Traded Funds                                  Shares          Value

Brazil--0.0%


iShares MSCI Brazil (Free) Index Fund (d)              22,600   $     1,934,560

Total Exchange-Traded Funds in Brazil                                 1,934,560


South Korea--0.0%

iShares MSCI South Korea Index Fund                    19,000         1,420,440

Total Exchange-Traded Funds in South Korea                            1,420,440


United States--2.9%

Consumer Staples Select Sector SPDR Fund            1,359,500        38,623,395
Health Care Select Sector SPDR Fund (d)             1,360,700        48,998,807
iShares Dow Jones US Telecommunications
Sector Index Fund                                     754,300        24,394,062
iShares Dow Jones US Utilities Sector Index Fund       55,700         5,740,442
iShares Silver Trust (b)                              354,900        50,963,640
streetTRACKSr Gold Trust (b)                        5,024,968       395,062,984
Telecom HOLDRs Trust                                  180,000         7,380,000
Utilities Select Sector SPDR Fund                   2,137,600        90,741,120
Vanguard Telecommunication Services ETF                23,400         1,926,288

Total Exchange-Traded Funds in the United States                    663,830,738

Total Exchange-Traded Funds
(Cost--$563,165,189)--2.9%                                          667,185,738



Mutual Funds

Vietnam--0.2%

Vietnam Enterprise Investments Ltd.--
  R Shares (b)                                      2,413,470        13,274,085

Vinaland Ltd. (b)                                  14,680,000        22,900,800

Total Mutual Funds (Cost--$27,188,680)--0.2%                         36,174,885



Warrants (k)

Canada--0.0%

Metals & Mining--0.0%

Peak Gold Ltd. (expires 4/03/2012)                  1,750,000           490,923

Total Warrants in Canada                                                490,923


United States--0.0%

Diversified Telecommunication Services--0.0%
AboveNet, Inc. (expires 9/08/2008)                     11,979           694,782
AboveNet, Inc. (expires 9/08/2010)                     14,093           746,929
                                                                ---------------
                                                                      1,441,711

Paper & Forest Products--0.0%

Mandra Forestry Finance Ltd. (expires 5/15/2013)       22,750                 0

Total Warrants in the United States                                   1,441,711

Total Warrants (Cost--$3,406,391)--0.0%                               1,932,634



                                                         Face
Fixed Income Securities                                Amount          Value

Corporate Bonds

Brazil--0.1%

Commercial Banks--0.0%

Banco Nacional de Desenvolvimento
  Economico e Social, 5.84%
  due 6/16/2008 (a)                        USD      5,500,000   $     5,478,000

Diversified Financial Services--0.1%

Brazil Notas do Tesouro Nacional
  Series F:
   10% due 1/01/2012                       BRL     19,000,000        10,383,837
   10% due 1/01/2017                               19,204,000        10,033,009
                                                                ---------------
                                                                     20,416,846

Food Products--0.0%

Cosan Finance Ltd., 7%
  due 2/01/2017 (j)                        USD      7,050,000         6,785,625

Total Corporate Bonds in Brazil                                      32,680,471


Canada--0.0%

Wireless Telecommunication
Services--0.0%

Rogers Wireless Communications, Inc.,
  7.625% due 12/15/2011                    CAD      6,250,000         7,118,708

Total Corporate Bonds in Canada                                       7,118,708


Chile--0.2%

Electric Utilities--0.2%

Empresa Electrica del Norte Grande SA,
  6% due 11/05/2017 (n)                    USD     49,287,690        48,548,375

Total Corporate Bonds in Chile                                       48,548,375


China--0.2%

Automobiles--0.1%

Brilliance China Finance Ltd., 0%
  due 6/07/2011 (c)(l)                             17,360,000        21,418,768

Food Products--0.1%

Chaoda Modern Agriculture Holdings Ltd.:
   7.75% due 2/08/2010                             14,410,000        14,229,875
   0% due 5/08/2011 (c)(l)                 HKD     89,040,000        14,619,322
                                                                ---------------
                                                                     28,849,197

Total Corporate Bonds in China                                       50,267,965


Europe--0.5%

Commercial Banks--0.5%

European Investment Bank (l):
   0% due 5/01/2008                        BRL     27,500,000        15,091,734
   0% due 9/12/2008 (j)                           104,363,970        54,983,135
   0% due 9/21/2010 (j)(o)                        127,600,000        53,723,017

Total Corporate Bonds in Europe                                     123,797,886


France--0.4%

Commercial Banks--0.4%

ERAP, 3.375% due 4/25/2008                 EUR     64,650,000        93,281,798

Total Corporate Bonds in France                                      93,281,798



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


                                                         Face
Corporate Bonds                                        Amount          Value

Germany--0.7%

Commercial Banks--0.7%

KfW--Kreditanstalt fuer Wiederaufbau:
   5.375% due 12/07/2007                   GBP     11,550,000   $    23,996,084
   4.50% due 12/07/2008                            13,050,000        26,737,209
   4.25% due 7/04/2014                     EUR     38,750,000        56,034,347
Norddeutsche Landesbank Girozentrale,
 0.45% due 1/19/2009 (o)                   JPY  5,800,000,000        50,007,850

Total Corporate Bonds in Germany                                    156,775,490


Hong Kong--0.1%

Industrial Conglomerates--0.1%

Hutchison Whampoa International
  03/33 Ltd., 5.45% due 11/24/2010         USD     15,000,000        15,220,920

Real Estate Management & Development--0.0%

Hongkong Land CB 2005 Ltd., 2.75%
  due 12/21/2012 (c)                                7,500,000        10,397,197

Total Corporate Bonds in Hong Kong                                   25,618,117


India--1.0%

Automobiles--0.1%

Tata Motors Ltd., 1% due 4/27/2011 (c)     USD     23,750,000        29,547,612

Beverages--0.0%

McDowell & Co. Ltd., 2%
  due 3/30/2011 (c)                                 1,750,000         4,781,875

Metals & Mining--0.1%

Gujarat NRE Coke Ltd., 0%
  due 4/12/2011 (c)(l)                             10,100,000        19,190,000

Thrifts & Mortgage Finance--0.2%

Housing Development Finance Corp., 0%
  due 9/27/2010 (c)(l)                             17,700,000        37,369,125

Transportation Infrastructure--0.1%

Punj Lloyd Ltd., 0% due 4/08/2011 (c)(l)           16,300,000        29,340,000

Wireless Telecommunication
Services--0.5%

Reliance Communications Ltd. (c)(l):
   0% due 3/01/2012                                54,600,000        74,392,500
   0% due 5/10/2011                                14,875,000        26,221,962
                                                                ---------------
                                                                    100,614,462

Total Corporate Bonds in India                                      220,843,074


Japan--0.3%

Commercial Banks--0.2%

The Bank of Kyoto Ltd., Series 1, 1.90%
  due 9/30/2009 (c)(o)                     JPY  1,783,000,000        35,720,616
The Mie Bank Ltd., 1%
  due 10/31/2011 (c)(o)                           379,000,000         3,778,009
                                                                ---------------
                                                                     39,498,625

Insurance--0.1%

ASIF II, 1.20% due 3/20/2008 (o)                2,450,000,000        21,221,696
ASIF III Jersey Ltd., 0.95%
  due 7/15/2009 (0)                               735,000,000         6,356,398
                                                                ---------------
                                                                     27,578,094

Total Corporate Bonds in Japan                                       67,076,719



                                                         Face
Corporate Bonds                                        Amount          Value

Malaysia--0.8%

Diversified Financial Services--0.2%

Feringghi Capital Ltd., 0%
  due 12/22/2009 (c)(l)                    USD     18,700,000   $    22,580,250
Johor Corp., 1% due 7/31/2009 (n)(o)       MYR     43,000,000        14,956,522
                                                                ---------------
                                                                     37,536,772

Diversified Telecommunication
Services--0.3%

Rafflesia Capital Ltd., 1.25%
  due 10/04/2011 (a)(c)                    USD     64,000,000        75,899,158

Hotels, Restaurants & Leisure--0.1%

Berjaya Land BHD, 8%
  due 8/15/2011 (c)(o)                     MYR     37,700,000        12,265,217
Resorts World BHD, 0%
  due 9/19/2008 (c)(l)(o)                          12,620,000         5,335,592
                                                                ---------------
                                                                     17,600,809

Multi-Utilities--0.2%

YTL Power Finance Cayman Ltd., 0%
  due 5/09/2010 (c)(l)                     USD     34,700,000        42,073,750

Total Corporate Bonds in Malaysia                                   173,110,489


Netherlands--0.0%

Semiconductors & Semiconductor
Equipment--0.0%

ASM International NV (c):
   4.25% due 12/06/2011 (j)                USD      4,235,000         5,944,881
   4.25% due 12/06/2011                             1,500,000         2,131,192

Total Corporate Bonds in the Netherlands                              8,076,073


Singapore--0.3%

Commercial Banks--0.0%

Somerset Global, 0%
  due 1/12/2009 (c)(l)                     SGD      7,250,000         7,472,742

Oil, Gas & Consumable Fuels--0.1%

Enercoal Resources Series BUMI, 0%
  due 6/22/2012 (c)(l)                     USD     11,500,000        22,655,000

Real Estate Management &
Development--0.2%

CapitaLand Ltd., 2.10%
  due 11/15/2016 (c)                       SGD     26,500,000        21,843,030
Keppel Land Ltd., 2.50%
  due 6/23/2013 (c)                                22,000,000        20,454,936
                                                                ---------------
                                                                     42,297,966

Total Corporate Bonds in Singapore                                   72,425,708


South Korea--0.1%

Wireless Telecommunication
Services--0.1%

LG Telecom Ltd.:
   8.25% due 7/15/2009                     USD        250,000           260,337
   8.25% due 7/15/2009 (j)                         15,750,000        16,340,625

Total Corporate Bonds in South Korea                                 16,600,962


Sweden--0.1%

Diversified Financial Services--0.1%

Svensk Exportkredit AB, 10.50%
  due 9/29/2015                            TRY     31,600,790        22,491,665

Total Corporate Bonds in Sweden                                      22,491,665



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


                                                         Face
Corporate Bonds                                        Amount          Value

Taiwan--0.0%

Insurance--0.0%

Shin Kong Financial Holding Co. Ltd., 0%
  due 6/17/2009 (c)(l)                     USD      1,000,000   $     1,173,694

Total Corporate Bonds in Taiwan                                       1,173,694


United Arab Emirates--0.4%

Oil, Gas & Consumable Fuels--0.1%

Dana Gas Sukuk Ltd., 7.50%
  due 10/31/2012 (c)                               16,700,000        17,741,245

Real Estate Management
& Development--0.3%

Aldar Funding Ltd., 5.767%
  due 11/10/2011 (c)                               42,900,000        72,286,500

Total Corporate Bonds in the


United Arab Emirates                                                 90,027,745

United States--1.1%

Airlines--0.0%

Northwest Airlines, Inc. Series 1999-3-B,
  9.485% due 10/01/2016 (o)(q)                      4,941,985           864,847

Biotechnology--0.0%

Cell Genesys, Inc., 3.125%
  due 11/01/2011 (c)                                3,270,000         2,640,525
Nabi Biopharmaceuticals, 2.875%
  due 4/15/2025 (c)                                 3,520,000         2,983,200
                                                                ---------------
                                                                      5,623,725

Commercial Banks--0.2%

Preferred Term Securities XXIV, Ltd., 5.965%
  due 3/22/2037 (c)(j)                             12,100,000         9,861,500
Preferred Term Securities XXV, Ltd., 5.758%
  due 6/22/2037 (c)                                12,150,000        10,236,375
Preferred Term Securities XXVI, Ltd., 6.191%
  due 9/22/2037 (c)                                 9,900,000         8,340,750
Preferred Term Securities XXVII, Ltd., 6.29%
  due 12/22/2037 (c)                                7,100,000         7,224,250
                                                                ---------------
                                                                     35,662,875

Consumer Finance--0.0%

HSBC Finance Corp., 6.40% due 6/17/2008               170,000           171,129

Containers & Packaging--0.0%

Crown Cork & Seal Co., Inc., 7.50%
  due 12/15/2096                                    5,904,000         4,841,280

Diversified Financial Services--0.3%

American Honda Finance Corp., 3.85%
  due 11/06/2008                                      120,000           118,673
General Electric Capital Corp., 1.032%
  due 1/15/2010 (a)(o)                     JPY  6,640,000,000        57,567,617
Triad Acquisition Corp. Series B, 11.125%
  due 5/01/2013                            USD      2,480,000         2,058,400
                                                                ---------------
                                                                     59,744,690
Food Products--0.2%

IOI Capital BHD Series IOI, 0%
  due 12/18/2011 (c)(l)                            33,750,000        54,675,000

Health Care Providers & Services--0.0%

Tenet Healthcare Corp., 9.25%
  due 2/01/2015                                    10,000,000         8,800,000



                                                         Face
Corporate Bonds                                        Amount          Value

United States (concluded)

Hotels, Restaurants & Leisure--0.0%

Uno Restaurant Corp., 10%
  due 2/15/2011 (j)                        USD      4,790,000   $     3,832,000

Independent Power Producers & Energy
Traders--0.1%

The AES Corp., 8.375% due 3/01/2011        GBP      3,393,000         6,878,704
Calpine Corp., 8.75%
  due 7/15/2013 (j)(o)                     USD      7,230,000         7,808,400
Calpine Generating Company LLC (o):
   9.07% due 4/01/2009                                283,000            11,320
   11.07% due 4/01/2010 (q)                         3,026,952           802,142
                                                                ---------------
                                                                     15,500,566

Insurance--0.0%

AIG SunAmerica Global Financing VII,
  5.85% due 8/01/2008                                 170,000           171,101
Fortis Insurance NV, 7.75%
  due 1/26/2008 (c)(j)                              4,945,000         7,064,921
                                                                ---------------
                                                                      7,236,022

Oil, Gas & Consumable Fuels--0.1%

McMoRan Exploration Co. (c):
   5.25% due 10/06/2011                            11,275,000        11,951,500
   5.25% due 10/06/2011 (j)                         6,425,000         6,810,500
                                                                ---------------
                                                                     18,762,000

Paper & Forest Products--0.1%

Mandra Forestry, 12% due 5/15/2013 (j)             22,750,000        21,441,875

Wireless Telecommunication Services--0.1%

Nextel Communications, Inc., 5.25%
  due 1/15/2010 (c)                                14,325,000        14,307,094

Total Corporate Bonds in the United States                          251,463,103

Total Corporate Bonds
(Cost--$1,228,082,408)--6.3%                                      1,461,378,042



Asset-Backed Securities**

Latitude CLO Ltd. Series 2005-1I
  Class SUB, 0% due 12/15/2017                      8,000,000         6,732,800

Total Asset-Backed Securities
(Cost--$7,666,750)--0.0%                                              6,732,800



Foreign Government Obligations

Australia Government International
  Bond Series 909, 7.50%
  due 9/15/2009                            AUD     30,000,000        28,311,684
Australian Government Bonds:
   8.75% due 8/15/2008                             30,000,000        28,380,981
   Series 121, 5.25% due 8/15/2010                 60,000,000        53,860,178
Bank Negra Malaysia, 0%
  due 4/01/2008 (l)                        MYR    166,000,000        49,054,767
Bundesrepublik Deutschland:
   4% due 7/04/2016                        EUR    176,500,000       251,640,652
   4.25% due 7/04/2017                            145,500,000       210,868,037
Caisse d'Amortissement de la Dette
  Sociale, 4% due 10/25/2014                       23,500,000        33,357,949



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


                                                         Face
Foreign Government Obligations                         Amount          Value

Canadian Government Bond:
   4.25% due 9/01/2008                     CAD        350,000   $       370,415
   4% due 9/01/2010                                38,600,000        40,639,407
   4% due 6/01/2016                                33,000,000        34,211,496
   5.25% due 6/01/2013                                521,000           578,800
   Series WL43, 5.75%
   due 6/01/2029                                      175,000           219,504
Iceland Rikisbref, 7.25%
  due 5/17/2013 (o)                        ISK  1,316,000,000        19,562,013
Malaysia Government Bond:
   3.756% due 4/28/2011 (o)                MYR    198,500,000        59,940,810
   Series 3/06, 3.869%
   due 4/13/2010 (o)                              168,000,000        50,823,048
Netherlands Government Bond,
  3.75% due 7/15/2014                      EUR     24,000,000        33,845,093
New Zealand Government Bond
  Series 216, 4.50%
  due 2/14/2016                            NZD     21,250,000        21,771,302
Poland Government Bond, 3%
  due 8/24/2016 (o)                        PLN    127,250,000        51,247,857
Sweden Government Bond Series
  3101, 4% due 12/01/2008                  SEK    466,000,000        89,421,116
Unedic, 3.50% due 9/18/2008 (o)            EUR     64,650,000        92,862,722
United Kingdom Gilt:
   7.25% due 12/07/2007                    GBP        260,000           541,241
   4.25% due 3/07/2011                             66,200,000       134,339,488
   8% due 6/07/2021                                    85,000           230,223

Total Foreign Government Obligations
(Cost--$1,166,613,162)--5.6%                                      1,286,078,783



U.S. Government & Agency Obligations

United States--16.1%

Fannie Mae, 5.40% due 2/01/2008            USD      1,500,000         1,502,510
U.S. Treasury Inflation Indexed Bonds:
   0.875% due 4/15/2010                           285,231,004       278,679,533
   1.875% due 7/15/2015 (h)                       230,660,248       227,741,012
   2% due 4/15/2012                               122,449,260       122,745,832
   2% due 1/15/2016                               585,410,056       580,836,833
   2.375% due 4/15/2011                           570,663,758       579,535,867
   2.375% due 1/15/2017                            97,951,650       100,040,763
   2.375% due 1/15/2027                           228,897,540       234,798,747
   2.50% due 7/15/2016                            406,177,200       419,504,686
   2.625% due 7/15/2017                            40,130,000        41,926,460
U.S. Treasury Notes:
   4% due 6/15/2009                                63,750,000        63,794,816
   4% due 11/15/2012                               32,000,000        31,827,488
   4.25% due 11/15/2014                            76,900,000        76,629,620
   4.375% due 12/31/2007                           34,750,000        34,763,587
   4.625% due 7/31/2009                           276,210,000       279,252,729
   4.625% due 2/29/2012                           309,900,000       316,194,689
   4.875% due 4/30/2008                            34,000,000        34,122,196
   4.875% due 5/31/2011                           276,000,000       283,805,556

Total U.S. Government & Agency Obligations
(Cost--$3,567,621,877)--16.1%                                     3,707,702,924



                                                         Face
Structured Notes                                       Amount          Value

Brazil--0.8%

JPMorgan Chase & Co. (NTN--B
  Linked Notes) (i):
   6% due 8/15/2010                        BRL    283,523,928   $   159,286,734
   6% due 8/17/2010                                59,366,894        33,363,540

Total Structured Notes in Brazil                                    192,650,274


Europe--0.8%

Goldman Sachs & Co. (Dow Jones
  EURO STOXX 50 (R) Index Linked
  Notes), due 6/20/2008 (b)(i)             USD     78,300,000        89,492,280

JPMorgan Chase & Co. (Dow Jones
  EURO STOXX 50 (R) Index Linked
  Notes), due 6/17/2008 (b)(i)                     78,300,000        88,651,260

Total Structured Notes in Europe                                    178,143,540


Japan--0.6%

Goldman Sachs & Co. (TOPIX (R) Index
  Linked Notes), due 1/28/2008 (f)                146,000,000       145,512,652

Total Structured Notes in Japan                                     145,512,652


Taiwan--0.2%

UBS AG (Total Return TWD Linked Notes),
  due 12/01/2010 (i)                               41,004,003        41,405,842

Total Structured Notes in Taiwan                                     41,405,842


United States--2.0%

JPMorgan Chase & Co. (Bearish Buffered
  Return Enhanced Notes Linked Inversely
  to the S&P 500), due 5/04/2009                  133,150,000       129,035,665
Morgan Stanley (Bear Market PLUS
  S&P 500 Linked Notes),
  due 5/07/2009 (f)                               142,170,000       137,933,334
UBS AG (Gold Linked Notes),
  due 3/23/2009 (i)                                54,000,000        59,038,200
UBS AG (Risk Reversal Certificate
  Linked to the Gold Spot Exchange
  Rate) due 1/31/2008 (b)                         100,500,000       123,986,850

Total Structured Notes in the United States                         449,994,049

Total Structured Notes (Cost--$920,922,492)--4.4%                 1,007,706,357

Total Fixed Income Securities
(Cost--$6,889,901,843)--32.5%                                     7,469,598,906



Short-Term Securities

Canada--0.2%

Foreign Commercial Paper--0.2%

Canada Treasury Bill, 0%
  due 3/20/2008                            CAD     52,200,000        54,393,212

Total Short-Term Securities in Canada                                54,393,212


Singapore--0.2%

Time Deposits--0.2%

SGD Time Deposit, 2.27%
  due 12/14/2007                           SGD     75,363,975        52,090,113

Total Short-Term Securities in Singapore                             52,090,113


United States--10.6%

Fannie Mae:
   4.34% due 4/02/2008                     USD     35,874,000        35,224,501
   4.56% due 12/03/2007                            44,578,000        44,401,669
   4.63% due 12/28/2007                           117,397,000       116,549,394



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


                                                         Face
Short-Term Securities                                  Amount          Value

United States (concluded)
Federal Home Loan Bank:
   4.31% due 3/26/2008                     USD    131,427,000   $   129,160,293
   4.37% due 3/12/2008                             78,097,000        76,864,239
   4.39% due 11/28/2007                            92,000,000        91,696,745
   4.40% due 11/01/2007                            30,634,000        30,634,000
   4.43% due 1/02/2008                             74,337,000        73,778,812
   4.49% due 1/04/2008                             96,000,000        95,255,893
   4.61% due 12/07/2007 - 12/21/2007              192,000,000       190,951,764
   4.62% due 1/18/2008                             93,904,000        92,984,367
   4.64% due 11/29/2007                            35,000,000        34,876,683
   4.76% due 12/12/2007                            50,000,000        49,733,500
   4.82% due 11/13/2007                            80,000,000        79,875,200
   4.84% due 11/15/2007                           150,000,000       149,733,806
Freddie Mac:
   4.52% due 1/22/2008                             71,000,000        70,285,188
   4.62% due 12/03/2007                            85,417,000        85,071,536
   4.72% due 11/19/2007                           173,671,000       173,269,820
U.S. Treasury Bills:
   3.91% due 1/03/2008                            100,000,000        99,330,800
   4.83% due 1/31/2008                            137,800,000       136,145,443
   4.86% due 11/01/2007                           137,800,000       137,800,000
   4.93% due 11/08/2007                           428,600,000       428,198,307

Time Deposits--0.0%

Brown Brothers Harriman & Co., 4.10%
  due 11/01/2007                                    3,726,526         3,726,526



                                                   Beneficial
                                                     Interest

BlackRock Liquidity Series, LLC
  Money Market Series, 5.04% (g)(m)(p)             83,875,050        83,875,050

Total Short-Term Securities in the United States                  2,509,423,536

Total Short-Term Securities
(Cost--$2,605,526,982)--11.4%                                     2,615,906,861



                                                    Number of
Options Purchased                                   Contracts

Call Options Purchased

Bristol-Myers Squibb Co., expiring
  January 2009 at USD 35                               10,000         1,025,000
The Gap, Inc., expiring January 2008
  at USD 22.5                                          10,000           225,000
General Motors Corp.:
   expiring January 2010 at USD 50                      5,495         2,692,550
   expiring January 2010 at USD 60                      1,373           372,770
Goldcorp, Inc., expiring January 2008
  at USD 32.5                                           8,974         4,128,040
Medtronic, Inc.:
   expiring January 2009 at USD 50                      1,500           750,000
   expiring January 2009 at USD 60                      3,500           717,500
Newmont Mining Corp.:
   expiring January 2008 at USD 50                      5,600         2,212,000
   expiring January 2008 at USD 55                     10,000         1,825,000
                                                                ---------------
                                                                     13,947,860

Put Currency Options Purchased

Yen Call 2/8/95 64.75, expiring
  February 2008 at USD 106.9                           57,725           292,146



                                                    Number of
Options Purchased                                   Contracts          Value

Put Options Purchased

Bank of America Corp., expiring
  November 2007 at USD 45                              16,743   $       376,717
Bed Bath & Beyond, Inc., expiring
  November 2007 at USD 35                               8,600         1,290,000
Black & Decker Corp., expiring
  November 2007 at USD 80                               4,929            98,580
Carnival Corp., expiring January 2008
  at USD 40                                            10,000           475,000
iShares Russell 2000 Index Fund:
   expiring November 2007 at USD 75                    40,000         1,000,000
   expiring November 2007 at USD 78                    64,500         3,708,750
   expiring November 2007 at USD 80                   110,000        10,395,000
Masco Corp., expiring January 2008
  at USD 22.5                                          10,000         1,200,000
Royal Caribbean Cruises Ltd., expiring
  December 2007 at USD 35                              10,000           350,000
Russell 2000 Index, expiring
  December 2007 at USD 800                              4,050         7,715,250
S&P 500 Index:
   expiring November 2007 at USD 147.5                  1,350           695,250
   expiring November 2007 at USD 150                    2,700         2,160,000
Sears Holdings Corp., expiring
  December 2007 at USD 120                              5,000         1,625,000
The Sherwin-Williams Co., expiring
  December 2007 at USD 60                               9,718         1,749,240
Williams-Sonoma, Inc., expiring
  November 2007 at USD 30                               8,750           787,500
                                                                ---------------
                                                                     33,626,287

Total Options Purchased
(Premiums Paid--$125,028,882)--0.2%                                  47,866,293

Total Investments Before Investments Sold Short and
Options Written (Cost--$17,920,634,340)--100.7%                  23,163,599,478



                                                       Shares
Investments Sold Short                                   Held

Leggett & Platt Inc.                              (1,415,000)      (27,493,450)
Masco Corp.                                       (2,112,800)      (50,876,224)
Williams-Sonoma Inc.                              (1,420,000)      (44,644,800)

Total Investments Sold Short
(Proceeds--$122,781,186) (0.5%)                                   (123,014,474)



                                                    Number of
Options Written                                     Contracts

Call Options Written

3Com Corp., expiring January 2008 at USD 5             30,740         (384,250)
American Commercial Lines, Inc., expiring
  March 2008 at USD 17.5                                5,403         (594,330)
Apple Computer, Inc., expiring January 2008
  at USD 85                                             6,183      (65,307,937)
Burlington Northern Santa Fe Corp.:
   expiring January 2008 at USD 90                      1,205         (421,750)
   expiring January 2008 at USD 95                      3,045         (570,938)
   expiring January 2009 at USD 90                      2,584       (2,816,560)
Ciena Corp.:
   expiring January 2008 at USD 30                      3,150       (5,733,000)
   expiring January 2008 at USD 40                     10,208       (9,697,600)



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


                                                    Number of
Options Written                                     Contracts          Value

Call Options Written (continued)

Comcast Corp. Class A, expiring April 2008
  at USD 27.5                                          19,711   $     (394,220)
Comverse Technology, Inc.:
   expiring January 2008 at USD 17.5                   23,833       (5,839,085)
   expiring January 2008 at USD 20                        430          (40,850)
Consol Energy, Inc., expiring January 2009
  at USD 45                                             4,692       (7,999,860)
eBay, Inc.:
   expiring January 2008 at USD 20                      2,500       (4,062,500)
   expiring January 2008 at USD 25                      2,500       (2,812,500)
El Paso Corp., expiring January 2008 at USD 15          5,193       (1,492,987)
Exelon Corp., expiring January 2008 at USD 75           3,939       (3,958,695)
Foster Wheeler Ltd.:
   expiring January 2008 at USD 130                     1,551       (4,055,865)
   expiring January 2009 at USD 135                       527       (2,176,510)
Motorola, Inc.
   expiring January 2008 at USD 17.5                    5,553       (1,005,093)
   expiring January 2008 at USD 20                      6,536         (326,800)
Norfolk Southern Corp.:
   expiring January 2008 at USD 50                      3,676       (1,507,160)
   expiring January 2009 at USD 55                      4,624       (2,843,760)
Nortel Networks Corp., expiring January 2008
  at USD 22.5                                           7,403         (111,045)
Novell, Inc., expiring January 2008 at USD 7.5          2,996         (164,780)
Panera Bread Co. Class A:
   expiring January 2008 at USD 50                      2,768         (131,480)
   expiring January 2008 at USD 55                      4,994          (87,395)
Peabody Energy Corp., expiring January 2008
  at USD 40                                             4,301       (7,032,135)
Petroleo Brasileiro SA:
   expiring January 2008 at USD 52.5                    4,000      (17,580,000)
   expiring January 2008 at USD 55                      3,000      (12,510,000)
QUALCOMM, Inc., expiring January 2008
  at USD 40                                             9,127       (3,970,245)



                                                    Number of
Options Written                                     Contracts          Value

Call Options Written (concluded)

Smith International, Inc., expiring January 2008
  at USD 40                                             2,250   $   (5,906,250)
Sprint Nextel Corp.:
   expiring January 2008 at USD 20                      3,866         (106,315)
   expiring January 2008 at USD 22.5                    7,873          (59,048)
The St. Joe Co.:
   expiring March 2008 at USD 35                        3,990       (1,167,075)
   expiring January 2009 at USD 35                      3,000       (1,665,000)
   expiring January 2009 at USD 40                      1,679         (612,835)
State Street Corp.:
   expiring May 2008 at USD 75                            994       (1,143,100)
   expiring May 2008 at USD 80                            994         (834,960)
Suncor Energy, Inc., expiring January 2008
  at USD 75                                             2,441       (8,616,730)
TIBCO Software, Inc., expiring January 2008
  at USD 10                                             9,659         (531,245)
Valeant Pharmaceuticals International, expiring
  January 2009 at USD 15                                7,000       (1,417,500)
Xerox Corp., expiring January 2009 at USD 20            6,500         (926,250)
                                                                ---------------
                                                                  (188,615,638)

Put Options Written

Russell 2000 Index, expiring December 2007
  at USD 700                                            4,050       (1,518,750)
S&P 500 Index, expiring November
  2007 at USD 142.5                                     2,700         (499,500)
                                                                ---------------
                                                                    (2,018,250)

Total Options Written
(Premiums Received--$100,006,207)--(0.8%)                         (190,633,888)

Total Investments, Net of Investments Sold Short and
  Options Written (Cost--$17,697,846,547*)--99.4%                22,849,951,116
Other Assets Less Liabilities--0.6%                                 148,804,120
                                                                ---------------
Net Assets--100.0%                                              $22,998,755,236
                                                                ===============


  * The cost and unrealized appreciation (depreciation) of investments, net of investments sold short and options written, as of October 31, 2007, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                  $18,071,720,578
                                                    ===============
    Gross unrealized appreciation                   $ 5,356,197,103
    Gross unrealized depreciation                     (264,318,203)
                                                    ---------------
    Net unrealized appreciation                     $ 5,091,878,900
                                                    ===============


 ** Asset-Backed Securities are subject to principal paydowns. As a result of prepayments of the underlying instruments, the average life may be substantially less than the original maturity.

(a) Floating rate security.

(b) Non-income producing security.

(c) Convertible security.

(d) Security, or a portion of security, is on loan.

(e) Depositary receipts.

(f) Security represents an index linked note. The value of the instrument is inversely derived from the price fluctuations in the underlying index.

(g) Represents the current yield as of October 31, 2007.

(h) All or a portion of security held as collateral in connection with open financial futures contracts.

(i) Security represents an index linked note. The value of the instrument is derived from the price fluctuations in the underlying index.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(k) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l) Represents a zero coupon bond.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:



                                                                     Purchase          Sales         Realized       Interest
    Affiliate                                                          Cost             Cost           Gain          Income
    BlackRock Liquidity Series, LLC Cash Sweep Series                   --       $  495,157,669*        --        $46,748,060
    BlackRock Liquidity Series, LLC Money Market Series                 --       $1,321,506,440*        --        $ 3,751,859
    Master S&P 500 Index Series of Quantitative Master Series LLC       --       $   22,787,537    $27,475,359         --

     * Represents net sales cost.


(n) Represents a step-up bond; the interest rate shown is the effective yield at the time of purchase.

(o) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(p) Security was purchased with the cash proceeds from securities loans.

(q) Subject to principal paydowns.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown as a percent of net assets. These classifications are unaudited.

  o Forward foreign exchange contracts purchased as of October 31, 2007 were as follows:


                                                                   Unrealized
                                                                 Appreciation
    Foreign Currency Purchased       Settlement Date           (Depreciation)

    AUD         62,102,028*           November 2007             $   2,352,494
    CAD          6,545,230            November 2007                   200,374
    CHF        314,703,518*           November 2007                 4,845,932
    CHF         26,701,290            December 2007                    19,188
    EUR        228,503,755            November 2007                 5,572,294
    EUR        595,357,296            December 2007                14,787,704
    INR        394,725,000            December 2007                   516,749
    INR        422,144,000              April 2008                    948,878
    JPY    150,867,119,959*           November 2007                14,846,920
    JPY     67,742,512,280            December 2007               (2,397,343)
    NOK         49,052,700            November 2007                   139,876
    SGD         50,126,058            November 2007                    83,233
    VND    407,239,045,000               May 2008                   (253,361)
                                                                -------------
    Total Unrealized Appreciation on Forward Foreign
    Exchange Contracts--Net (USD Commitment--$3,347,517,378)    $  41,662,938
                                                                =============

      * All or a portion held in connection with a cross-currency forward foreign exchange contract.

  o Forward foreign exchange contracts sold as of October 31, 2007 were as follows:

                                                                   Unrealized
                                                                 Appreciation
    Foreign Currency Sold            Settlement Date           (Depreciation)

    EUR         30,941,053*           November 2007             $   (916,704)
    GBP         54,500,000*           November 2007               (2,301,559)
    GBP         60,617,391            December 2007               (1,690,734)
    INR        394,725,000            December 2007                 (468,490)
    NOK         96,637,575            November 2007                 (306,256)
    NOK         47,584,875            December 2007                    27,859
                                                                -------------
    Total Unrealized Depreciation on Forward Foreign Exchange
    Contracts--Net USD Commitment--$160,336,237)                $ (5,655,884)
                                                                =============

      * All or a portion held in connection with a cross-currency forward foreign exchange contract.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


  o Swaps outstanding as of October 31, 2007 were as follows:

                                                                  Unrealized
                                                   Notional      Appreciation
                                                    Amount      (Depreciation)

    Bought credit default protection on
    United Mexican States and pay 1.12%

    Broker, Credit Suisse First Boston
    Expires May 2010                            USD  6,450,000    $ (124,143)

    Bought credit default protection on
    DaimlerChrysler NA Holding Corp.
    and pay 0.53%

    Broker, JPMorgan Chase
    Expires June 2011                           EUR  5,400,000       (73,103)

    Bought credit default protection on
    Carnival Corp. and pay 0.25%

    Broker, JPMorgan Chase
    Expires September 2011                      USD 10,030,000         11,063

    Bought credit default protection on
    Whirlpool Corp. and pay 0.48%

    Broker, JPMorgan Chase
    Expires September 2011                      USD  3,397,000       (13,605)

    Bought credit default protection on
    McDonald's Corp. and pay 0.16%

    Broker, JPMorgan Chase
    Expires September 2011                      USD  3,397,000          3,631

    Bought credit default protection on
    JC Penney Corp., Inc. and pay 0.53%

    Broker, JPMorgan Chase
    Expires September 2011                      USD  3,397,000         21,360

    Sold credit default protection on
    General Motors Corp. and receive 7.15%

    Broker, Deutsche Bank AG London
    Expires September 2012                      USD  6,243,954        508,343

    Sold credit default protection on
    General Motors Corp. and receive 6.95%

    Broker, Morgan Stanley Capital Services Inc.
    Expires September 2012                      USD  6,243,954        462,643
                                                                  -----------
    Total                                                         $   796,189
                                                                  ===========



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Schedule of Investments (concluded)                           (in U.S. dollars)


  o Financial futures contracts purchased as of October 31, 2007 were as follows:


                                                                                                       Unrealized
    Number of                                                     Expiration                          Appreciation
    Contracts              Issue                Exchange             Date            Face Value      (Depreciation)
     145             Dax Index 25 Euro     Eurex Deutschland    December 2007      $ 41,242,587      $   1,077,522
    2,570             DJ Euro Stoxx 50     Eurex Deutschland    December 2007       159,542,873          8,129,756
      32                 Eurodollar             Chicago         September 2008        7,612,826             42,374
     390               FTSE 100 Index            LIFFE          December 2007        52,943,492          1,782,040
      20              Osaka Nikkei 225           Osaka          December 2007         2,750,815            146,077
     129              S&P TSE 60 Index          Montreal        December 2007        22,080,550          1,202,677
    1,163        2-Year U.S. Treasury Bond      Chicago         December 2007       240,933,776           (65,572)

                                                                                                     -------------
    Total Unrealized Appreciation--Net                                                               $  12,314,874
                                                                                                     =============

  o Financial futures contracts sold as of October 31, 2007 were as follows:


    Number of                                                     Expiration                           Unrealized
    Contracts              Issue                Exchange             Date            Face Value       Depreciation
      32                 Eurodollar             Chicago         September 2009     $  7,601,574      $    (35,226)
     188       Japan 10-Year Government Bond     Tokyo          December 2007       220,542,431        (1,068,283)
     100                Russell 2000            Chicago         December 2007        41,227,115          (387,885)
    1,120              S&P 500 Index            Chicago         December 2007       422,201,058       (13,170,942)
     752         10-Year U.S. Treasury Bond     Chicago         December 2007        82,630,144          (101,606)
                                                                                                     -------------
    Total Unrealized Depreciation--Net                                                               $(14,763,942)
                                                                                                     =============

  o Currency Abbreviations:

    AUD       Australian Dollar
    BRL       Brazilian Real
    CAD       Canadian Dollar
    CHF       Swiss Franc
    EUR       Euro
    GBP       British Pound
    HKD       Hong Kong Dollar
    INR       Indian Rupee
    ISK       Icelandic Krona
    JPY       Japanese Yen
    MYR       Malaysian Ringgit
    NOK       Norwegian Krone
    NZD       New Zealand Dollar
    PLN       Polish Zloty
    SEK       Swedish Krona
    SGD       Singapore Dollar
    TRY       Turkish Lira
    USD       U.S. Dollar
    VND       Vietnam Dong

    See Notes to Financial Statements.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007


Statement of Assets and Liabilities

As of October 31, 2007
Assets

Investments in unaffiliated securities, at value (including securities loaned of $82,473,326)
(identified cost--$17,711,730,408)                                                                                $23,031,858,135
Investments in affiliated securities, at value (identified cost--$83,875,050)                                          83,875,050
Options purchased, at value (premiums paid--$125,028,882)                                                              47,866,293
Unrealized appreciation on swaps                                                                                        1,007,040
Unrealized appreciation on foreign exchange contracts                                                                  46,845,610
Cash held in connection with investments sold short                                                                   130,756,021
Foreign cash (cost--$306,437)                                                                                             308,088
Receivables:
   Securities sold                                                                             $   173,969,322
   Capital shares sold                                                                              87,417,687
   Interest                                                                                         56,164,212
   Dividends                                                                                        19,612,766
   Swaps                                                                                               102,713
   Securities lending                                                                                   24,425        337,291,125
                                                                                               ---------------
Prepaid expenses and other assets                                                                                         419,199
                                                                                                                  ---------------
Total assets                                                                                                       23,680,226,561
                                                                                                                  ---------------

Liabilities

Collateral on securities loaned, at value                                                                              83,875,050
Investments sold short, at market value (proceeds--$122,781,186)                                                      123,014,474
Options written, at value (premiums received--$100,006,207)                                                           190,633,888
Unrealized depreciation on forward foreign exchange contracts                                                           8,334,447
Unrealized depreciation on swaps                                                                                          210,851
Deferred foreign capital gain tax                                                                                         702,670
Payables:
   Securities purchased                                                                            206,667,814
   Capital shares redeemed                                                                          33,427,501
   Investment adviser                                                                               11,863,675
   Distributor                                                                                      10,281,606
   Variation margin                                                                                  3,752,951
   Other affiliates                                                                                  3,136,289
   Options purchased                                                                                 1,823,763
   Dividends on short sales                                                                            163,300
   Swaps                                                                                                44,084        271,160,983
                                                                                               ---------------
Accrued expenses and other liabilities                                                                                  3,538,962
                                                                                                                  ---------------
Total liabilities                                                                                                     681,471,325
                                                                                                                  ---------------

Net Assets

Net assets                                                                                                        $22,998,755,236
                                                                                                                  ===============

Net Assets Consist of

Institutional Shares of Common Stock, $.10 par value, 1,000,000,000 shares authorized                              $   22,808,407
Investor A Shares of Common Stock, $.10 par value, 2,000,000,000 shares authorized                                     38,965,360
Investor B Shares of Common Stock, $.10 par value, 2,000,000,000 shares authorized                                     10,336,497
Investor C Shares of Common Stock, $.10 par value, 1,500,000,000 shares authorized                                     37,147,186
Class R Shares of Common Stock, $.10 par value, 2,000,000,000 shares authorized                                         1,483,788
Paid-in capital in excess of par                                                                                   16,696,670,321
Undistributed investment income--net                                                           $    91,488,332
Undistributed realized capital gains--net                                                          909,940,670
Unrealized appreciation--net                                                                     5,189,914,675
                                                                                               ---------------
Total accumulated earnings--net                                                                                     6,191,343,677
                                                                                                                  ---------------
Net Assets                                                                                                        $22,998,755,236
                                                                                                                  ===============

Net Asset Value

Institutional--Based on net assets of $4,858,866,537 and 228,084,074 shares outstanding                           $         21.30
                                                                                                                  ===============
Investor A--Based on net assets of $8,266,581,059 and 389,653,602 shares outstanding                              $         21.22
                                                                                                                  ===============
Investor B--Based on net assets of $2,141,543,500 and 103,364,973 shares outstanding                              $         20.72
                                                                                                                  ===============
Investor C--Based on net assets of $7,425,397,338 and 371,471,857 shares outstanding                              $         19.99
                                                                                                                  ===============
Class R--Based on net assets of $306,366,802 and 14,837,882 shares outstanding                                    $         20.65
                                                                                                                  ===============

See Notes to Financial Statements.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007


Statement of Operations

For the Year Ended October 31, 2007
Investment Income

Interest (net of $226,165 foreign withholding tax and including $46,748,060 from affiliates)                      $   299,495,137
Dividends (net of $12,341,984 foreign withholding tax)                                                                236,929,096
Securities lending--net                                                                                                 3,751,859
Other                                                                                                                      10,781
                                                                                                                  ---------------
Total income                                                                                                          540,186,873
                                                                                                                  ---------------

Expenses

Investment advisory fees                                                                                              141,912,030
Service and distribution fees--Investor C                                                                              58,011,671
Service and distribution fees--Investor B                                                                              20,652,997
Service fees--Investor A                                                                                               17,139,237
Transfer agent fees--Investor C                                                                                         6,211,706
Transfer agent fees--Investor A                                                                                         6,012,630
Custodian fees                                                                                                          5,087,310
Transfer agent fees--Institutional                                                                                      3,155,698
Accounting services                                                                                                     3,127,085
Transfer agent fees--Investor B                                                                                         2,745,195
Service and distribution fees--Class R                                                                                  1,044,092
Printing and shareholder reports                                                                                          938,516
Registration fees                                                                                                         647,613
Transfer agent fees--Class R                                                                                              337,120
Professional fees                                                                                                         264,611
Dividends on short sales                                                                                                  163,300
Pricing fees                                                                                                              135,868
Directors' fees and expenses                                                                                               77,283
Other                                                                                                                     363,434
                                                                                                                  ---------------
Total expenses before waiver                                                                                          268,027,396
Waiver of expenses                                                                                                   (21,240,009)
                                                                                                                  ---------------
Total expenses after waiver                                                                                           246,787,387
                                                                                                                  ---------------
Investment income--net                                                                                                293,399,486
                                                                                                                  ---------------

Realized and Unrealized Gain (Loss)_Net

Realized gain (loss) on:
   Investments--net (including $1,405,800 in foreign capital gain tax)
   (including $27,475,359 from affiliates)                                                     $ 1,016,118,957
   Financial futures contracts and swaps--net                                                     (23,064,855)
   Options written--net                                                                             16,763,710
   Foreign currency transactions--net                                                               53,454,936      1,063,272,748
                                                                                               ---------------
Change in unrealized appreciation/depreciation on:
   Investments--net (includes $474,818 deferred foreign capital gain tax credit)                 2,568,651,609
   Short sales--net                                                                                  (233,288)
   Financial futures contracts and swaps--net                                                        2,390,943
   Options written--net                                                                           (47,327,140)
   Foreign currency transactions--net                                                               31,811,634      2,555,293,758
                                                                                               ---------------    ---------------
Total realized and unrealized gain--net                                                                             3,618,566,506
                                                                                                                  ---------------
Net Increase in Net Assets Resulting from Operations                                                              $ 3,911,965,992
                                                                                                                  ===============

See Notes to Financial Statements.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007


Statements of Changes in Net Assets

                                                                                                            For the
                                                                                                     Year Ended October 31,
Increase (Decrease) in Net Assets:                                                                     2007              2006
Operations

Investment income--net                                                                         $   293,399,486    $   229,601,309
Realized gain--net                                                                               1,063,272,748        911,178,200
Change in unrealized appreciation/depreciation--net                                              2,555,293,758        903,722,137
                                                                                               ---------------    ---------------
Net increase in net assets resulting from operations                                             3,911,965,992      2,044,501,646
                                                                                               ---------------    ---------------

Dividends and Distributions to Shareholders

Investment income - net:
   Institutional                                                                                  (91,712,274)       (71,974,865)
   Investor A                                                                                    (140,016,792)      (110,294,587)
   Investor B                                                                                     (29,660,724)       (27,490,426)
   Investor C                                                                                     (91,469,297)       (53,509,202)
   Class R                                                                                         (3,771,170)        (1,936,602)
Realized gain--net:
   Institutional                                                                                  (38,724,514)      (279,496,429)
   Investor A                                                                                     (64,797,507)      (480,576,336)
   Investor B                                                                                     (22,323,174)      (199,162,166)
   Investor C                                                                                     (54,552,008)      (356,785,376)
   Class R                                                                                         (1,713,045)        (9,490,177)
                                                                                               ---------------    ---------------
Net decrease in net assets resulting from dividends and distributions to shareholders            (538,740,505)    (1,590,716,166)
                                                                                               ---------------    ---------------

Capital Share Transactions

Net increase in net assets derived from capital share transactions                               3,531,712,515      3,619,428,896
                                                                                               ---------------    ---------------

Redemption Fee

Redemption fee                                                                                         203,724            159,388
                                                                                               ---------------    ---------------

Net Assets

Total increase in net assets                                                                     6,905,141,726      4,073,373,764
Beginning of year                                                                               16,093,613,510     12,020,239,746
                                                                                               ---------------    ---------------
End of year*                                                                                   $22,998,755,236    $16,093,613,510
                                                                                               ===============    ===============
    * Undistributed investment income--net                                                     $    91,488,332    $    52,196,775
                                                                                               ===============    ===============

      See Notes to Financial Statements.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007


Financial Highlights

The following
per share data
and ratios have
been derived
from information
provided in                    Institutional                                                   Investor A
the financial          For the Year Ended October 31,                                For the Year Ended October 31,
statements.  2007       2006        2005        2004        2003         2007         2006        2005        2004        2003
Per Share Operating Performance

Net asset
value,
beginning
of year $    17.94  $    17.36   $    15.80  $    14.31  $    11.20   $    17.87  $    17.30   $    15.75  $    14.27  $    11.17
        -----------------------------------------------------------   -----------------------------------------------------------
Investment
income--
net**          .40         .38          .34         .27         .32          .35         .33          .30         .23         .28
Realized and
unrealized
gain--net   3.60++      2.34++       1.89++      1.72++        3.23       3.60++      2.33++       1.88++      1.72++        3.23
        -----------------------------------------------------------   -----------------------------------------------------------
Total from
investment
operations    4.00        2.72         2.23        1.99        3.55         3.95        2.66         2.18        1.95        3.51
        -----------------------------------------------------------   -----------------------------------------------------------
Less dividends
and distributions:
  Investment
  income--
  net        (.44)       (.44)        (.49)       (.50)       (.44)        (.40)       (.39)        (.45)       (.47)       (.41)
  Realized
  gain--net  (.20)      (1.70)        (.18)          --          --        (.20)      (1.70)        (.18)          --          --
        -----------------------------------------------------------   -----------------------------------------------------------
Total
dividends
and
distribu-
tions        (.64)      (2.14)        (.67)       (.50)       (.44)        (.60)      (2.09)        (.63)       (.47)       (.41)
        -----------------------------------------------------------   -----------------------------------------------------------
Net asset
value,
end of
year    $    21.30  $    17.94   $    17.36  $    15.80  $    14.31   $    21.22  $    17.87   $    17.30  $    15.75  $    14.27
        ===========================================================   ===========================================================

Total Investment Return*

Based on net
asset value
per share   22.78%   16.65%+++       14.41%      14.21%      32.42%       22.56%   16.32%+++       14.12%      13.90%      32.10%
        ===========================================================   ===========================================================

Ratios to Average Net Assets

Expenses,
net of
waiver        .77%        .82%         .84%        .88%        .94%        1.03%       1.07%        1.09%       1.13%       1.18%
        ===========================================================   ===========================================================
Expenses      .88%        .91%         .92%        .94%        .97%        1.15%       1.16%        1.17%       1.18%       1.22%
        ===========================================================   ===========================================================
Investment
income--
net          2.08%       2.13%        2.04%       1.79%       2.55%        1.82%       1.88%        1.79%       1.54%       2.28%
        ===========================================================   ===========================================================

Supplemental Data

Net assets,
end of year
(in thou-
sands)  $4,858,867  $3,506,452   $2,574,791  $1,893,248  $1,370,866   $8,266,581  $5,833,059   $4,482,210  $3,442,396  $2,675,367
        ===========================================================   ===========================================================

Portfolio
turnover       45%         40%          49%         43%         45%          45%         40%          49%         43%         45%
        ===========================================================   ===========================================================

      * Total investment returns exclude the effects of any sales charges.

     ** Based on average shares outstanding.

     ++ Includes a redemption fee, which is less than $.01 per share.

    +++ In 2006, approximately +.02% of the Fund's total investment return for Institutional and
        Investor A Shares consisted of a payment by Merrill Lynch Investment Managers, L.P. in order to resolve a regulatory issue relating to an investment.

        See Notes to Financial Statements.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007


Financial Highlights (continued)

The following
per share data
and ratios have
been derived
from information
provided in                      Investor B                                                    Investor C
the financial          For the Year Ended October 31,                                For the Year Ended October 31,
statements.  2007       2006        2005        2004        2003         2007         2006        2005        2004        2003
Per Share Operating Performance

Net asset
value,
beginning
of year $    17.49  $    16.94   $    15.44  $    13.99  $    10.96   $    16.91  $    16.47   $    15.04  $    13.66  $    10.72
        -----------------------------------------------------------   -----------------------------------------------------------
Investment
income--
net**          .19         .19          .17         .11         .19          .19         .19          .16         .11         .17
Realized and
unrealized
gain--net   3.51++      2.29++       1.83++      1.69++        3.15       3.39++      2.21++       1.80++      1.65++        3.10
        -----------------------------------------------------------   -----------------------------------------------------------
Total from
investment
operations    3.70        2.48         2.00        1.80        3.34         3.58        2.40         1.96        1.76        3.27
        -----------------------------------------------------------   -----------------------------------------------------------
Less dividends
and distributions:
  Investment
  income--
  net        (.27)       (.23)        (.32)       (.35)       (.31)        (.30)       (.26)        (.35)       (.38)       (.33)
  Realized
  gain--net  (.20)      (1.70)        (.18)          --          --        (.20)      (1.70)        (.18)          --          --
        -----------------------------------------------------------   -----------------------------------------------------------
Total dividends
and distribu-
tions        (.47)      (1.93)        (.50)       (.35)       (.31)        (.50)      (1.96)        (.53)       (.38)       (.33)
        -----------------------------------------------------------   -----------------------------------------------------------
Net asset
value, end
of year $    20.72  $    17.49   $    16.94  $    15.44  $    13.99   $    19.99  $    16.91   $    16.47  $    15.04  $    13.66
        ===========================================================   ===========================================================

Total Investment Return*

Based on net
asset value
per share   21.52%   15.49%+++       13.19%      13.08%      31.05%       21.54%   15.45%+++       13.25%      13.08%      31.03%
        ===========================================================   ===========================================================

Ratios to Average Net Assets

Expenses,
net of
waiver       1.84%       1.83%        1.86%       1.89%       1.96%        1.81%       1.83%        1.86%       1.90%       1.96%
        ===========================================================   ===========================================================
Expenses     1.95%       1.93%        1.94%       1.95%       2.00%        1.92%       1.93%        1.94%       1.96%       2.00%
        ===========================================================   ===========================================================
Investment
income--
net          1.03%       1.12%        1.04%        .75%       1.52%        1.05%       1.11%        1.01%        .78%       1.45%
        ===========================================================   ===========================================================

Supplemental Data

Net assets,
end of year
(in thou-
sands)  $2,141,544  $2,020,699   $2,060,638  $2,159,322  $2,094,428   $7,425,397  $4,585,172   $2,841,071  $1,698,382    $865,342
        ===========================================================   ===========================================================
Portfolio
turnover       45%         40%          49%         43%         45%          45%         40%          49%         43%         45%
        ===========================================================   ===========================================================

      * Total investment returns exclude the effects of sales charges.

     ** Based on average shares outstanding.

     ++ Includes a redemption fee, which is less than $.01 per share.

    +++ In 2006, approximately +.02% of the Fund's total investment return for Investor B and
        Investor C Shares consisted of a payment by Merrill Lynch Investment Managers, L.P. in order to resolve a regulatory issue relating to an investment.

        See Notes to Financial Statements.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007


Financial Highlights (concluded)

                                                                                              Class R
                                                                                                                 For the Period
                                                                                                                January 3, 2003*
The following per share data and ratios have been derived                  For the Year Ended October 31,        to October 31,
from information provided in the financial statements.                2007         2006         2005       2004       2003
Per Share Operating Performance
Net asset value, beginning of period                              $    17.43   $     16.93   $    15.44   $    14.04   $    11.43
                                                                  ----------   -----------   ----------   ----------   ----------
Investment income--net**                                                 .27           .28          .25          .21          .08
Realized and unrealized gain--net                                     3.51++        2.28++       1.85++       1.66++         2.71
                                                                  ----------   -----------   ----------   ----------   ----------
Total from investment operations                                        3.78          2.56         2.10         1.87         2.79
                                                                  ----------   -----------   ----------   ----------   ----------
Less dividends and distributions:
  Investment income--net                                               (.36)         (.36)        (.43)        (.47)        (.18)
  Realized gain--net                                                   (.20)        (1.70)        (.18)           --           --
                                                                  ----------   -----------   ----------   ----------   ----------
Total dividends and distributions                                      (.56)        (2.06)        (.61)        (.47)        (.18)
                                                                  ----------   -----------   ----------   ----------   ----------
Net asset value, end of period                                    $    20.65   $     17.43   $    16.93   $    15.44   $    14.04
                                                                  ==========   ===========   ==========   ==========   ==========

Total Investment Return

Based on net asset value per share                                    22.14%   16.02%+++++       13.87%       13.60%    24.57%+++
                                                                  ==========   ===========   ==========   ==========   ==========

Ratios to Average Net Assets

Expenses, net of waiver                                                1.36%         1.32%        1.35%        1.38%    1.42%++++
                                                                  ==========   ===========   ==========   ==========   ==========
Expenses                                                               1.47%         1.41%        1.42%        1.45%    1.47%++++
                                                                  ==========   ===========   ==========   ==========   ==========
Investment income--net                                                 1.47%         1.61%        1.48%        1.35%    1.93%++++
                                                                  ==========   ===========   ==========   ==========   ==========

Supplemental Data

Net assets, end of period (in thousands)                          $  306,367   $   148,232   $   61,531   $   20,482   $      341
                                                                  ==========   ===========   ==========   ==========   ==========
Portfolio turnover                                                       45%           40%          49%          43%          45%
                                                                  ==========   ===========   ==========   ==========   ==========

      * Commencement of operations.

     ** Based on average shares outstanding.

     ++ Includes a redemption fee, which is less than $.01 per share.

   ++++ Annualized.

    +++ Aggregate total investment return.

  +++++ In 2006, approximately +.02% of the Fund's total investment return for Class R Shares consisted of a payment by Merrill Lynch Investment Managers, L.P. in order to resolve a regulatory issue relating to an investment.

        See Notes to Financial Statements.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Notes to Financial Statements


1. Significant Accounting Policies:

BlackRock Global Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Debt securities are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service.
Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Effective April 2, 2007, short-term investments purchased with a maturity of greater than sixty days may be valued at amortized cost. Prior to April 2, 2007, short-term investments with remaining maturities of greater than sixty days, for which market quotations were readily available, were valued at market value and short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at cost plus accrued interest. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in OTC markets, NASDAQ Capital or Bulletin Board are valued at the last available bid price obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Generally, trading in foreign securities as well as U.S. government securities, money market instruments and certain fixed-income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Notes to Financial Statements (continued)


(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

* Forward foreign exchange contracts--The Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--The Fund may purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Options--The Fund may purchase and write covered call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Swaps--The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily (based on dealer supplied valuations) and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Notes to Financial Statements (continued)


(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Short sales--The Fund may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

(j) Recent accounting pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued Statement of Financial Accounting Standard No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

(k) Reclassifications--U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $102,522,328 has been reclassified between undistributed net realized capital gains and undistributed net investment income and $312,677 has been reclassified between paid-in capital in excess of par and undistributed net realized capital gains as a result of permanent differences attributable to foreign currency transactions, gains from the sale of stock of passive foreign investment companies, the tax characterization of income recognized from partnerships and grantor trusts, foreign taxes paid, amortization methods on fixed income securities and gains on the withdrawals from partnerships. These reclassifications have no effect on net assets or net asset values per share.


2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the Manager. The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Notes to Financial Statements (continued)


The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .75%, on an annual basis, of the average daily value of the Fund's net assets. The Manager has voluntarily agreed to waive a portion of its fee payable by the Fund so that such fee is reduced for average daily net assets of the Fund in excess of $2.5 billion but not exceeding $5 billion from the annual rate of .75% to .70%, from .70% to .65% for average daily net assets in excess of $5 billion but not exceeding $7.5 billion, from .65% to ..625% for average daily net assets in excess of $7.5 billion but not exceeding $10 billion, from .625% to .60% for average daily net assets in excess of $10 billion but not exceeding $15 billion and from .60% to .575% for average daily net assets in excess of $15 billion. For the year ended October 31, 2007, the Manager earned fees of $141,912,030, of which $21,240,009 was waived. In addition, the Manager has entered into sub-advisory agreements with BlackRock Investment Management, LLC ("BIM") and BlackRock Asset Management U.K. Limited, both affiliates of the Manager, under which the Manager pays each sub-adviser for services it provides a monthly fee at an annual rate equal to a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays each Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                             Service       Distribution
                                                 Fee                Fee

Investor A                                      .25%                 --
Investor B                                      .25%               .75%
Investor C                                      .25%               .75%
Class R                                         .25%               .25%


Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, provide shareholder servicing and distribution services to the Fund. The ongoing service fees compensate the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates each Distributor and the broker-dealers for providing shareholder and distribution-related services to Investor B, Investor C and Class R shareholders.

For the year ended October 31, 2007, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Fund's Investor A Shares, which totaled $1,811,418.

For the year ended October 31, 2007, affiliates received contingent deferred sales charges of $1,367,747 and $744,210 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $76,856 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the year ended October 31, 2007, the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

                                                            Call Center
                                                                   Fees

Institutional                                                  $ 25,658
Investor A                                                     $123,274
Investor B                                                     $ 37,847
Investor C                                                     $ 92,635
Class R                                                        $  1,915


The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. As of October 31, 2007, the Fund lent securities with a value of $3,276,920. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended October 31, 2007, BIM received $1,199,967 in securities lending agent fees.

In addition, MLPF&S received $626,511 in commissions on the execution of portfolio security transactions for the Fund for the year ended October 31, 2007.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Fund's transfer agent.

For the year ended October 31, 2007, the Fund reimbursed the Manager $351,539 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Investments:

Purchases and sales of investments (including paydowns), excluding short-term securities, for the year ended October 31, 2007 were $10,340,551,910 and $7,704,451,612, respectively.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Notes to Financial Statements (continued)


Transactions in call options written for the year ended October 31, 2007 were as follows:


                                           Number of           Premiums
                                           Contracts           Received

Outstanding call options written,
  beginning of year                          248,329    $    67,482,952
Options written                              206,699         85,897,949
Options exercised                          (105,147)       (30,942,231)
Options expired                             (67,557)        (8,256,931)
Options closed                              (45,706)       (22,326,734)
                                      --------------    ---------------
Outstanding call options written,
  end of year                                236,618    $    91,855,005
                                      ==============    ===============


Transactions in put options written for the year ended October 31, 2007 were as follows:


                                           Number of           Premiums
                                           Contracts           Received

Outstanding put options written,
  beginning of year                               --                 --
Options written                                6,750    $     8,151,202
                                      --------------    ---------------
Outstanding put options written,
  end of year                                  6,750    $     8,151,202
                                      ==============    ===============


4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $3,531,712,515 and $3,619,428,896 for the years ended October 31, 2007 and October 31, 2006, respectively.

Transactions in capital shares for each class were as follows:


Institutional Shares for the
Year Ended October 31, 2007                   Shares      Dollar Amount

Shares sold                               62,905,474    $ 1,205,643,862
Shares issued to shareholders in
  reinvestment of dividends
  and distributions                        6,111,406        114,973,080
                                      --------------    ---------------
Total issued                              69,016,880      1,320,616,942
Shares redeemed                         (36,436,348)      (698,518,992)
                                      --------------    ---------------
Net increase                              32,580,532    $   622,097,950
                                      ==============    ===============



Institutional Shares for the
Year Ended October 31, 2006                   Shares      Dollar Amount

Shares sold                               54,373,334    $   964,736,352
Shares issued resulting from
  reorganization                           2,805,442         48,755,249
Shares issued to shareholders in
  reinvestment of dividends
  and distributions                       17,864,070        307,673,549
                                      --------------    ---------------
Total issued                              75,042,846      1,321,165,150
Shares redeemed                         (27,859,214)      (493,922,228)
                                      --------------    ---------------
Net increase                              47,183,632    $   827,242,922
                                      ==============    ===============



Investor A Shares for the
Year Ended October 31, 2007                   Shares      Dollar Amount

Shares sold and automatic
  conversion of shares                    97,579,397    $ 1,868,660,337
Shares issued to shareholders in
  reinvestment of dividends
  and distributions                        9,581,687        179,457,239
                                      --------------    ---------------
Total issued                             107,161,084      2,048,117,576
Shares redeemed                         (43,846,630)      (836,437,351)
                                      --------------    ---------------
Net increase                              63,314,454    $ 1,211,680,225
                                      ==============    ===============



Investor A Shares for the
Year Ended October 31, 2006                   Shares      Dollar Amount

Shares sold                               60,733,375    $ 1,073,295,466
Shares issued resulting from
  reorganization                             171,316          2,968,470
Automatic conversion of shares            16,062,218        284,362,436
Shares issued to shareholders in
  reinvestment of dividends
  and distributions                       30,019,892        515,344,025
                                      --------------    ---------------
Total issued                             106,986,801      1,875,970,397
Shares redeemed                         (39,693,486)      (702,440,632)
                                      --------------    ---------------
Net increase                              67,293,315    $ 1,173,529,765
                                      ==============    ===============



Investor B Shares for the
Year Ended October 31, 2007                   Shares      Dollar Amount

Shares sold                               17,973,914    $   334,218,300
Shares issued to shareholders in
  reinvestment of dividends
  and distributions                        2,533,996         45,988,187
                                      --------------    ---------------
Total issued                              20,507,910        380,206,487
Shares redeemed and automatic
  conversion of shares                  (32,691,266)      (610,403,158)
                                      --------------    ---------------
Net decrease                            (12,183,356)    $ (230,196,671)
                                      ==============    ===============



Investor B Shares for the
Year Ended October 31, 2006                   Shares      Dollar Amount

Shares sold                               23,171,604    $   400,916,280
Shares issued resulting from
  reorganization                           1,149,043         19,507,105
Shares issued to shareholders in
  reinvestment of dividends
  and distributions                       11,953,006        200,876,302
                                      --------------    ---------------
Total issued                              36,273,653        621,299,687
                                      --------------    ---------------
Automatic conversion of shares          (16,407,340)      (284,362,436)
Shares redeemed                         (25,926,640)      (447,972,808)
                                      --------------    ---------------
Total redeemed                          (42,333,980)      (732,335,244)
                                      --------------    ---------------
Net decrease                             (6,060,327)    $ (111,035,557)
                                      ==============    ===============



Investor C Shares for the
Year Ended October 31, 2007                   Shares      Dollar Amount

Shares sold                              130,190,820    $ 2,352,720,961
Shares issued to shareholders in
  reinvestment of dividends
  and distributions                        7,474,092        131,992,903
                                      --------------    ---------------
Total issued                             137,664,912      2,484,713,864
Shares redeemed                         (37,415,053)      (675,446,987)
                                      --------------    ---------------
Net increase                             100,249,859    $ 1,809,266,877
                                      ==============    ===============



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Notes to Financial Statements (concluded)


Investor C Shares for the
Year Ended October 31, 2006                   Shares      Dollar Amount

Shares sold                               99,048,098    $ 1,663,735,154
Shares issued resulting from
  reorganization                           1,803,629         29,600,139
Shares issued to shareholders in
  reinvestment of dividends
  and distributions                       22,806,393        371,864,441
                                      --------------    ---------------
Total issued                             123,658,120      2,065,199,734
Shares redeemed                         (24,977,277)      (419,232,204)
                                      --------------    ---------------
Net increase                              98,680,843    $ 1,645,967,530
                                      ==============    ===============



Class R Shares for the
Year Ended October 31, 2007                   Shares      Dollar Amount

Shares sold                               10,174,155    $   190,560,055
Shares issued to shareholders in
  reinvestment of dividends
  and distributions                          298,859          5,473,538
                                      --------------    ---------------
Total issued                              10,473,014        196,033,593
Shares redeemed                          (4,139,165)       (77,169,459)
                                      --------------    ---------------
Net increase                               6,333,849    $   118,864,134
                                      ==============    ===============



Class R Shares for the
Year Ended October 31, 2006                   Shares      Dollar Amount

Shares sold                                6,412,123    $   110,769,118
Shares issued resulting from
  reorganization                              16,154            273,088
Shares issued to shareholders in
  reinvestment of dividends
  and distributions                          678,862         11,415,896
                                      --------------    ---------------
Total issued                               7,107,139        122,458,102
Shares redeemed                          (2,237,788)       (38,733,866)
                                      --------------    ---------------
Net increase                               4,869,351    $    83,724,236
                                      ==============    ===============


The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.


5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007 and was subsequently renewed for one year under substantially the same terms. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the year ended October 31, 2007.


6. Commitments:

At October 31, 2007, the Fund had entered into foreign exchange contracts, in addition to the contracts listed on the schedule of investments, under which it had agreed to purchase and sell various foreign currencies with an approximate value of $10,483,000 and $594,139,000, respectively.


7. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended October 31, 2007 and October 31, 2006 was as follows:


                                          10/31/2007         10/31/2006

Distributions paid from:
   Ordinary income                    $  424,013,491    $   537,596,973
   Net long-term capital gains           114,727,014      1,053,119,193
                                      --------------    ---------------
Total taxable distributions           $  538,740,505    $ 1,590,716,166
                                      ==============    ===============


As of October 31, 2007, the components of accumulated earnings on a tax basis were as follows:


Undistributed ordinary income--net                      $   411,856,946
Undistributed long-term capital gains--net                  810,758,878
                                                        ---------------
Total undistributed earnings--net                         1,222,615,824
Capital loss carryforward                                 (19,493,822)*
Unrealized gains--net                                   4,988,221,675**
                                                        ---------------
Total accumulated earnings--net                         $ 6,191,343,677
                                                        ===============

 * On October 31, 2007, the Fund had a net capital loss carryforward of $19,493,822, of which $5,337,789 expires in 2008, $8,474,168 expires in 2009, $3,257,086 expires in 2010 and $2,424,779 expires in 2011.
   This amount will be available to offset like amounts of any future taxable gains.

** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the difference between book and tax amortization methods for premiums and discounts on fixed income securities, book/tax differences in the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains/(losses) on certain futures and foreign currency contracts, the limitation on the utilization of capital loss carryforwards for tax purposes and other temporary differences.


8. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $.494525 per Institutional Share, $.467800 per Investor A Share, $.382425 per Investor B Share, $.399656 per Investor C Share and $.439572 per Class R Share on December 17, 2007 to shareholders of record on December 13, 2007.

The Fund paid a long-term capital gain distribution in the amount of $.710585 per Institutional Share, $.710585 per Investor A Share, $.710585 per Investor B Share, $710585 per Investor C Share and $.710585 per Class R Share on December 17, 2007 to shareholders of record on December 13, 2007.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Report of Independent Registered Public Accounting Firm


To the Shareholders and Board of Directors of BlackRock Global Allocation Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Global Allocation Fund, Inc. (the "Fund") as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Global Allocation Fund, Inc. as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
December 27, 2007


Important Tax Information (unaudited)


The following information is provided with respect to the ordinary income distributions paid by BlackRock Global Allocation Fund, Inc. during the fiscal year ended October 31, 2007:


                                                                Record Date     12/12/2006      7/18/2007
                                                               Payable Date     12/14/2006      7/20/2007
Qualified Dividend Income for Individuals*                                          37.36%         30.30%
Dividends Qualifying for the Dividends Received Deduction for Corporations*         13.92%          7.78%
Foreign Obligation Interest                                                          5.86%         22.18%
Interest-Related Dividends for Non-U.S. Residents**                                 19.48%         27.87%
Short-Term Capital Gain Dividends for Non-U.S. Residents**                          29.63%           None

* The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S.
   withholding tax for nonresident aliens and foreign corporations.


The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Additionally, the Fund paid a long-term capital gain distribution of $.123541 per share to shareholders of record on December 12, 2006.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007


Officers and Directors as of October 31, 2007

                                                                                                 Number of
                                                                                                 Funds and
                                                                                                 Portfolios in  Other Public
                       Position(s)  Length of                                                    Fund Complex   Directorships
Name, Address          Held with    Time                                                         Overseen by    Held by
and Year of Birth      Fund         Served    Principal Occupation(s) During Past 5 Years        Director       Director
Interested Director


Robert C. Doll, Jr.*   Fund         2005 to   Vice Chairman and Director of BlackRock, Inc.,     120 Funds      None
P.O. Box 9011          President    2007      Global Chief Investment Officer for Equities,      161 Portfolios
Princeton, NJ          and                    Chairman of the BlackRock Retail Operating
08543-9011             Director               Committee, and member of the BlackRock Executive
1954                                          Committee since 2006; President of the funds
                                              advised by Merrill Lynch Investment Managers,
                                              L.P. ("MLIM") and its affiliates ("MLIM/FAM-advised
                                              funds") from 2005 to 2006 and Chief Investment
                                              Officer thereof from 2001 to 2006; President of
                                              MLIM and Fund Asset Management, L.P. ("FAM")
                                              from 2001 to 2006; Co-Head (Americas Region) thereof
                                              from 2000 to 2001 and Senior Vice President from
                                              1999 to 2001; President and Director of Princeton
                                              Services, Inc. ("Princeton Services") and President
                                              of Princeton Administrators, L.P. ("Princeton
                                              Administrators") from 2001 to 2006; Chief Investment
                                              Officer of OppenheimerFunds, Inc. in 1999 and Executive
                                              Vice President thereof from 1991 to 1999.


 * Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an "interested person," as defined in the
   Investment Company Act, of the Fund based on his positions with BlackRock, Inc.
   and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Doll serves at the pleasure of the Board of Directors.



Independent Directors*


Ronald W. Forbes**     Director     2000 to   Professor Emeritus of Finance, School of           46 Funds       None
P.O. Box 9095                       2007      Business, State University of New York at          48 Portfolios
Princeton, NJ                                 Albany since 2000 and Professor thereof from
08543-9095                                    1989 to 2000; International Consultant, Urban
1940                                          Institute, Washington, D.C. from 1995 to 1999.


Cynthia A. Montgomery  Director     2000 to   Professor, Harvard Business School since 1989;     46 Funds       Newell
P.O. Box 9095                       2007      Associate Professor, J.L. Kellogg Graduate         48 Portfolios  Rubbermaid, Inc.
Princeton, NJ                                 School of Management, Northwestern University                     (manufacturing)
08543-9095                                    from 1985 to 1989; Associate Professor, Graduate
1952                                          School of Business Administration, University of
                                              Michigan from 1979 to 1985; Director, Harvard
                                              Business School Publishing since 2005; Director,
                                              McLean Hospital since 2005.


Jean Margo Reid        Director     2004 to   Self-employed consultant since 2001; Counsel of    46 Funds       None
P.O. Box 9095                       2007      Alliance Capital Management (investment adviser)   48 Portfolios
Princeton, NJ                                 in 2000; General Counsel, Director and Secretary
08543-9095                                    of Sanford C. Bernstein & Co., Inc. (investment
1945                                          adviser/broker-dealer) from 1997 to 2000; Secretary,
                                              Sanford C. Bernstein Fund, Inc. from 1994 to 2000;
                                              Director and Secretary of SCB, Inc. since 1998;
                                              Director and Secretary of SCB Partners, Inc. since
                                              2000; and Director of Covenant House from 2001 to 2004.


Roscoe S. Suddarth     Director     2000 to   President, Middle East Institute, from 1995 to     46 Funds       None
P.O. Box 9095                       2007      2001; Foreign Service Officer, United States       48 Portfolios
Princeton, NJ                                 Foreign Service, from 1961 to 1995 and Career
08543-9095                                    Minister from 1989 to 1995; Deputy Inspector
1935                                          General, U.S. Department of State, from 1991 to
                                              1994; U.S. Ambassador to the Hashemite Kingdom
                                              of Jordan from 1987 to 1990.


Richard R. West        Director     1986 to   Professor of Finance from 1984 to 1995, Dean       46 Funds       Bowne & Co., Inc.
P.O. Box 9095                       2007      from 1984 to 1993 and since 1995 Dean Emeritus     48 Portfolios  (financial
Princeton, NJ                                 of New York University's Leonard N. Stern                         printers);
08543-9095                                    School of Business Administration.                                Vornado Realty
1938                                                                                                            Trust (real
                                                                                                                estate company);
                                                                                                                Alexander's, Inc.
                                                                                                                (real estate
                                                                                                                company)


 * Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

** Chairman of the Board of Directors and the Audit Committee.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007


Officers and Directors (concluded)


                       Position(s)  Length of
Name, Address          Held with    Time
and Year of Birth      Fund         Served    Principal Occupation(s) During Past 5 Years
Fund Officers*


Donald C. Burke        Vice         1993 to   Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill
P.O. Box 9011          President    2007      Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM")
Princeton, NJ          and          and       in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer
08543-9011             Treasurer    1999 to   thereof from 1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
1960                                2007


Karen Clark            Chief        2007      Managing Director of BlackRock, Inc. and Chief Compliance Officer of certain
P.O. Box 9011          Compliance             BlackRock-advised funds since 2007; Director of BlackRock, Inc. from 2005 to
Princeton, NJ          Officer                2007; Principal and Senior Compliance Officer, State Street Global Advisors,
08543-9011                                    from 2001 to 2005; Principal Consultant, PricewaterhouseCoopers, LLP from 1998
1965                                          to 2001; and Branch Chief, Division of Investment Management and Office of
                                              Compliance Inspections and Examinations, U.S. Securities and Exchange Commission,
                                              from 1993 to 1998.


Howard Surloff         Secretary    2007      Managing Director of BlackRock Inc. and General Counsel of U.S. Funds at
P.O. Box 9011                                 BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset
Princeton, NJ                                 Management from 1993 to 2006.
08543-9011
1965


* Officers of the Fund serve at the pleasure of the Board of Directors.


Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.


Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109-3661


Transfer Agent
PFPC Inc.
Wilmington, DE 19809


Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540


Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540


Legal Counsel
Sidley Austin LLP
New York, NY 10019



Proxy Results


During the six-month period ended October 31, 2007, the shareholders of BlackRock Global Allocation Fund, Inc. voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:



                                                                            Shares Voted         Shares Withheld
                                                                                For                From Voting
To elect the Fund's Board of Directors:      James H. Bodurtha              884,676,357             19,291,680
                                             Bruce R. Bond                  884,689,007             19,279,030
                                             Donald W. Burton               884,629,105             19,338,932
                                             Richard S. Davis               884,689,432             19,278,605
                                             Stuart E. Eizenstat            884,580,357             19,387,680
                                             Laurence D. Fink               884,667,660             19,300,377
                                             Kenneth A. Froot               884,644,881             19,323,156
                                             Henry Gabbay                   884,677,178             19,290,859
                                             Robert M. Hernandez            884,596,437             19,371,600
                                             John F. O'Brien                884,621,210             19,346,827
                                             Roberta Cooper Ramo            884,732,764             19,235,273
                                             Jean Margo Reid                884,751,977             19,216,061
                                             David H. Walsh                 884,735,499             19,232,538
                                             Fred G. Weiss                  884,716,784             19,251,253
                                             Richard R. West                884,717,815             19,250,222



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



BlackRock Fund Information


BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRockmaintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Availability of Additional Information


Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at
   http://www.blackrock.com/edelivery

2) Select "eDelivery" under the "More Information" section

3) Log into your account


The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



BlackRock Fund Information (concluded)


Availability of Additional Information (concluded)


Availability of Proxy Voting Policies and Procedures


The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling (800) 441-7762, or on the Web site of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.


Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.


Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.



Shareholder Privileges


Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.


Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.


Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.


Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio++
BlackRock Balanced Capital Fund++
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund++
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology
  Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund


Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government
  Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund


Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund


Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050

  * See the prospectus for information on specific limitations on investments in the fund.

 ++ Mixed asset fund.


BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.



BLACKROCK GLOBAL ALLOCATION FUND, INC.                         OCTOBER 31, 2007



Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
           Ronald W. Forbes (term ended, effective November 1, 2007)
           Robert M. Hernandez (term began, effective November 1, 2007)
           Fred G. Weiss (term began, effective November 1, 2007)
           Richard R. West
           Edward D. Zinbarg (retired as of December 31, 2006)

           Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -   Principal Accountant Fees and Services


                   (a) Audit Fees        (b) Audit-Related Fees (1)        (c) Tax Fees (2)         (d) All Other Fees (3)

               Current       Previous      Current       Previous      Current        Previous      Current       Previous
Global       Fiscal Year   Fiscal Year   Fiscal Year   Fiscal Year   Fiscal Year    Fiscal Year   Fiscal Year   Fiscal Year
Allocation       End           End           End           End           End            End           End           End
BlackRock
Global
Allocation     $76,500 +     $76,500          $0        $7,700 (4)      $6,100        $15,654        $1,042          $0
Fund, Inc.

(1) The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

(2) The nature of the services include tax compliance, tax advice and tax planning.

(3) The nature of the services include a review of compliance procedures and attestation thereto.

(4) Paid by the Adviser.


           (e)(1) Audit Committee Pre-Approval Policies and Procedures:
                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

           (e)(2) None of the services described in each of Items 4(b) through
                 (d) were approved by the audit committee pursuant to paragraph
                 (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

           (f) Not Applicable

           (g) Affiliates' Aggregate Non-Audit Fees:


                                        Current               Previous
                                      Fiscal Year           Fiscal Year
           Global Allocation              End                   End

           BlackRock Global
           Allocation Fund, Inc.        $291,642             $2,941,937


           (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
           (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Global Allocation Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Global Allocation Fund, Inc.


Date: December 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Global Allocation Fund, Inc.


Date: December 19, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Global Allocation Fund, Inc.


Date: December 19, 2007